UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200,

Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr.,

325 John H. McConnell Boulevard, Suite 200,

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Reports to Stockholders.

Semi-Annual Report

June 30, 2013

SMALL CAP FUND

SMALL-MID CAP FUND

LARGE CAP FUND

SELECT FUND

LONG-SHORT FUND

RESEARCH OPPORTUNITIES FUND

FINANCIAL LONG-SHORT FUND

STRATEGIC INCOME FUND

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending any money. This and other important information about the Fund(s) can be found in the Fund’s(s) prospectus or summary prospectus which can be obtained at www.diamond-hill.com or by calling 888-226-5595. Please read the prospectus or summary prospectus carefully before investing. Performance data presented represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted herein.

2013 Semi-Annual Report

Letter to Shareholders

Dear fellow shareholder:

We are pleased to provide this 2013 mid-year update for the Diamond Hill Funds. Since our firm’s inception, we have been very consistent in our long-term investment horizon. We use rolling five-year periods to estimate the intrinsic value of securities, as well as to measure the results of our portfolio managers. Our long-term investment horizon generally results in lower turnover rates for our strategies and allows us to be disciplined in our assessment of intrinsic value, looking beyond the short-term market moves that are often emotion-based. In implementing our investment process, we are rigorous in applying our shared intrinsic value-based investment philosophy across all strategies, adhering to a long-term investment temperament, investing only when the current market price is below (above for short positions) our estimate of intrinsic value, maintaining a focus on absolute returns, and remaining independent of benchmark weights. We believe this discipline will add the most value for investors in our strategies over time.

2013 Year-to-Date Market Review

U.S. equity markets rose during the first six months of 2013 with the Russell 1000 and Russell 2000 Indexes increasing 13.91% and 15.86%, respectively. Most of the year-to-date gains were achieved in the first quarter as investors continued to push riskier assets higher in a quest to earn returns above the rate of inflation. The first quarter rally was fueled in large part by the continued efforts of the Federal Reserve, along with other global central banks, to keep interest rates low. The Fed doubled its pace of bond purchases from 2012, driving bond prices up and yields (interest rates) down and absorbing an estimated 90% of net debt issuance. In addition, the Fed continued to indicate that it would not slow its bond purchases until the economy was on more solid footing and pledged to hold short-term rates steady until 2015.

The market rally came to a halt swiftly in mid-May when the Federal Reserve unexpectedly hinted that it could begin winding down its unprecedented bond buying program known as Quantitative Easing (QE). Investors had come to expect a continuous stream of money flowing into the financial markets and were unprepared for the speed and scope of market losses at the first sign of an end to the Fed’s monetary support. The bond markets also sold off dramatically with the yield on the 10-year Treasury note rising to 2.49% on the last trading day of the quarter, up from the quarter’s low of 1.63%. Despite its intention to begin with “tapering” the bond buying program, the Fed continued to say that it did not expect to raise short-term interest rates in the near future.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 1

Economic and Sector Results

Real economic growth around the world remained generally sluggish during the first half of 2013. Overall, the U.S. economy also continued on a rather subdued pace as key areas of improvement were mitigated by a modest fiscal drag and a U.S. consumer that remained unable or unwilling to add meaningful debt to their balance sheet. We do not expect rapid economic growth over the remainder of the year. The key area of global weakness continued to be Europe as the recessionary environment in its peripheral countries drags on. Asian economies appeared mixed as Japanese growth picked up while China struggles with an unusual slowdown.

Year-to-date, the health care, consumer discretionary, financial, and consumer staples sectors were the best performing sectors despite a clear reversal in market leaders during the second quarter with some of the more traditionally cyclical sectors outperforming traditionally defensive sectors. Typically, a strong market rally is led by stocks that tend to be more volatile than the market, or higher beta stocks, rather than more defensive or lower beta stocks, such as health care and consumer staples. However, in our experience, investors are often more interested in the relative safety of low beta stocks during low growth, low interest rate environments. In this environment, we believe companies that can provide steady earnings and cash flow growth can also command a premium price.

Market Outlook

Our long-term views have not changed. As we noted last quarter, consumer debt-service burdens have improved significantly in the past couple of years and are now at relatively low levels. However, total household debt, when compared to asset levels and disposable income, remains above long-term averages. Consequently, the healthy debt service picture remains closely linked to very low interest/mortgage rates which may present a meaningful risk if we experience further sharp increases in those rates. We continue to believe that the U.S. economy will be challenged for many years by financial deleveraging and the ultimate withdrawal of fiscal and monetary stimulus. From current levels, we continue to expect positive but modestly below average equity market returns over the next five years.

We continue to believe the Fed is likely to maintain a very accommodative overall monetary stance for the foreseeable future, especially relative to historical standards. The Fed’s monetary policy and its impact on interest rates and the economy is an important factor in estimating the long-term intrinsic value of companies; however, it is just one of many factors that we consider. In estimating intrinsic value, we consider all relevant factors that might impact the discounted value of a company’s future cash flows. We will invest when we believe that we can make informed estimates and judgments about those cash flows and when our estimate of intrinsic value is sufficiently different from the current market price. We believe security selection through the independent valuation of businesses and the discipline to only purchase (short)

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2013

securities selling at a discount (premium) to our estimate of intrinsic value are the keys to a successful long-term track record.

Chris Bingaman, CFA	Chris Welch, CFA

Portfolio Manager,	Portfolio Manager,
Co-Chief Investment Officer	Co-Chief Investment Officer

The views expressed are those of the portfolio managers as of June 30, 2013, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 3

Mission Statement, Pledge and Fundamental Principles

Mission	The mission of Diamond Hill is to serve our clients through a disciplined intrinsic value-based approach to investing, while maintaining a long-term perspective, and aligning our interests with those of our clients.

To successfully pursue our mission, we are:

COMMITTED to the Graham-Buffett investment philosophy, with goals to outperform benchmarks and our peers over 5-year rolling periods and achieve absolute returns sufficient for the risk of the asset class.

DRIVEN by our conviction to create lasting value for clients and shareholders.

MOTIVATED through our ownership of Diamond Hill funds and company stock.

Investment Philosophy	At Diamond Hill, the investment philosophy, which is rooted in the teachings of Benjamin Graham and the methods of Warren Buffett, drives the investment process — not the opposite.

Most simply, we invest in a company when its market price is at a discount to our appraisal of the intrinsic value of the business (or at a premium for short positions).

There are four guiding principles to our investment philosophy:

¿	Treat every investment as a partial ownership interest in that company

¿	Always invest with a margin of safety to ensure the protection of capital, as well as return on capital

¿	Possess a long-term investment temperament

¿	Recognize that market price and intrinsic value tend to converge over a reasonable period of time

“Investment is most intelligent when it is most businesslike.”

— BENJAMIN GRAHAM

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2013

Pledge	Consistent with our mission & investment philosophy, we pledge the following to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value (above intrinsic value for short positions) and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

“Invest With Us” means we will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest and are collectively one of the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which prohibits the purchase of any individual security that is eligible for purchase in one of Diamond Hill’s portfolios. The Code of Ethics also prohibits the purchase of third-party mutual funds that primarily invest in U.S. equity securities. Investment in the Diamond Hill mutual funds is encouraged, and third-party mutual funds can only be purchased in strategies not managed by Diamond Hill.

Our fundamental equity principles	Valuation

Every share of stock has an intrinsic value that is independent of its current stock market price.

At any point in time, the stock market price may be higher or lower than intrinsic value.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 5

Over short periods of time, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

Over sufficiently long periods of time, five years or longer, the stock market price tends to converge with intrinsic value.

Intrinsic Value Estimate

We believe that we can determine a reasonable approximation of intrinsic value in some cases.

Intrinsic value can be determined if we have a reasonable basis for projecting the future cash flows of a business and use an appropriate discount rate.

A five-year discounted cash flow analysis is the primary methodology used to determine whether there is a discrepancy between the current market price and our estimate of intrinsic value.

In order to forecast the amount and timing of cash flows, we concentrate on the fundamental economic drivers of the business and the management. This might encompass the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other factors.

The Diamond Hill investment process continually compares market price to our estimate of intrinsic value, which is updated over time as new information is available.

Suitable Investments

We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value (or at a premium for short positions).

We concentrate our investments in businesses whose per share intrinsic value is likely to increase. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

Risk & Return

We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the increase in per share intrinsic value. For short positions, an increasing intrinsic value may shorten the holding period.

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2013

We define risk as the permanent loss of capital rather than price volatility. We manage risk by investing in companies selling at a discount (premium for short positions) to our estimate of intrinsic value, with a full understanding of the fundamental drivers of intrinsic value. In addition, we carefully consider business risks that could impact our estimate of intrinsic value.

Our fundamental fixed income principles	Business Analysis

We leverage the industry analysis conducted by our research team to identify attractive corporate bonds and other senior corporate securities. Our business analysis focuses on the fundamental economic drivers of the business.

We evaluate the quality of a firm’s management and their treatment of bondholders and stockholders. Managements that focus on growth without regard to return on invested capital or long-term cost of capital are more likely to destroy value for bondholders and stockholders. In contrast, managements that understand the competitive dynamics of their business and prudent capital allocation often produce value for both bondholders and stockholders.

We seek to invest in corporate bonds of companies with improving competitive positions and return on invested capital.

Valuation

We focus on the intrinsic value of the business in relation to the amount of debt in the capital structure. We also evaluate the sources and uses of cash for the business including capital expenditures, working capital, interest charges and the maturity schedule of loans and bonds.

The liquidity and expected volatility of a corporate bond are also important factors in valuation. Because of our long-term time horizon, we will invest in less liquid or more volatile securities; however, we require a higher yield as compensation.

Suitable Investments

Our core competency is the evaluation of credit risk. As a result, we typically favor lower duration, shorter maturity corporate bonds. We focus almost entirely on the secondary market for corporate bonds rather than the primary (new issue) market.

We primarily invest in investment grade and below-investment grade (high yield) corporate bonds, including a significant allocation to defensive high yield corporate bonds (due to low duration and higher credit quality).

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 7

Risk & Return

Our objectives are to generate an attractive cash distribution in excess of the current rate of inflation and an attractive total return while minimizing the risk of a permanent loss of capital over a five-year time horizon.

We expect to achieve our return objective by investing in corporate bonds when we believe the market price discounts a greater risk of default or a greater loss upon default than is warranted. An additional source of return exists when the market price provides attractive compensation for short-term illiquidity or volatility, both of which are of less concern to a long-term investor.

Our definition of risk is a permanent loss of capital. We seek to avoid a permanent loss of capital and to earn a sufficient return on capital to grow our purchasing power.

We focus on credit risk, interest rate risk, liquidity risk, call risk, reinvestment risk and other risks when evaluating corporate bonds.

“You simply have to behave according to what is rational than according to what is fashionable.”

— WARREN BUFFETT

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Small Cap Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 84.7%
Consumer Discretionary — 14.0%
Aaron’s, Inc.^	696,435	$19,507,144
Callaway Golf Co.^	731,916	4,816,007
Carter’s, Inc.^	96,830	7,172,198
Global Sources Ltd.*^#	1,183,192	7,939,218
Hanesbrands, Inc.^	46,615	2,396,943
Hillenbrand, Inc.	574,910	13,631,116
Liquidity Services, Inc.*^	276,600	9,589,722
Live Nation Entertainment, Inc.*	1,052,695	16,316,773
Steiner Leisure Ltd.*	597,952	31,607,743
Tenneco, Inc.*^	580,760	26,296,813
		139,273,677

Consumer Staples — 6.6%
B&G Foods, Inc.^	342,175	11,651,058
Core-Mark Holding Co., Inc.	24,755	1,571,943
Diamond Foods, Inc.*^	127,553	2,646,725
Energizer Holdings, Inc.^	306,600	30,816,366
Flowers Foods, Inc.^	381,954	8,422,086
Harris Teeter Supermarkets, Inc.^	221,220	10,366,369
		65,474,547

Energy — 9.2%
Berry Petroleum Co., Class A^	97,540	4,127,893
Carrizo Oil & Gas, Inc.*^	235,411	6,669,194
Cimarex Energy Co.^	241,295	15,681,762
Contango Oil & Gas Co.	111,737	3,771,124
Crimson Exploration, Inc.*	460,039	1,297,310
Denbury Resources, Inc.*	638,515	11,059,080
Forest Oil Corp.*^	222,020	908,062
Rosetta Resources, Inc.*^	582,230	24,756,419
Southwestern Energy Co.*^	177,485	6,483,527
Whiting Petroleum Corp.*	375,300	17,297,576
		92,051,947

Financials — 26.7%
Alleghany Corp.*^	36,757	14,089,326
American Equity Investment Life Holding Co.^	766,500	12,034,050
Assurant, Inc.	434,830	22,137,195
Assured Guaranty Ltd.	1,058,807	23,357,282
City National Corp.^	46,875	2,970,469

	Shares	Fair Value

Financials — 26.7% continued
Endurance Specialty Holdings Ltd.^	196,005	$10,084,457
Enstar Group Ltd.*^	81,372	10,820,849
First Niagara Financial Group, Inc.^	648,415	6,529,539
First of Long Island Corp., The	159,419	5,291,117
Fortress Investment Group LLC, Class A	1,315,925	8,632,468
Greenlight Capital Re Ltd., Class A*	580,240	14,233,287
HCC Insurance Holdings, Inc.^	642,020	27,677,483
iStar Financial, Inc. REIT*^	2,307,850	26,055,627
Mid-America Apartment Communities, Inc. REIT^	127,569	8,645,351
National Penn Bancshares, Inc.^	659,430	6,699,809
Nationstar Mortgage Holdings, Inc.*	131,370	4,918,493
Navigators Group, Inc.*	164,445	9,379,943
Popular, Inc.*	696,828	21,134,792
Reinsurance Group of America	180,455	12,471,245
Selective Insurance Group, Inc.^	209,465	4,821,884
Sterling Bancorp	614,622	7,141,908
Winthrop Realty Trust REIT	642,905	7,734,147
		266,860,721

Health Care — 5.8%
Alere, Inc.*^	558,260	13,677,370
Greatbatch, Inc.*^	374,260	12,271,985
LifePoint Hospitals, Inc.*	75,750	3,699,630
Orthofix International NV*^	357,755	9,623,610
Warner Chilcott plc	922,095	18,331,249
		57,603,844

Industrials — 16.3%
AAR Corp.^	788,152	17,323,581
Alaska Air Group, Inc.*	142,460	7,407,920
Avis Budget Group, Inc.*	860,690	24,744,837
Brink’s Co., The^	445,435	11,363,047
Corrections Corp. of America	417,178	14,129,819
Hub Group, Inc., Class A*	352,910	12,852,982

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 9

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 84.7% continued
Industrials — 16.3% continued
Hyster-Yale Materials Handling, Inc.	111,100	$6,975,969
Kaydon Corp.^	90,730	2,499,612
Kennametal, Inc.^	389,230	15,113,800
Pacer International, Inc.*^	294,812	1,860,264
Saia, Inc.*	394,410	11,820,468
Toro Co., The^	188,380	8,554,336
TriMas Corp.*^	371,725	13,857,908
Trinity Industries, Inc.^	375,845	14,447,482
		162,952,025

Information Technology — 3.3%
Broadridge Financial Solutions, Inc.^	534,710	14,212,592
CSG Systems International, Inc.*^	528,637	11,471,423
Stamps.com, Inc.*	190,955	7,521,717
		33,205,732

Utilities — 2.8%
Cleco Corp.^	308,315	14,315,065
UGI Corp.^	349,690	13,676,376
		27,991,441

Total Common Stocks		$845,413,934

Registered Investment Companies — 33.1%
Federated Prime Obligations Fund, 0.01%†S	171,205,985	171,205,985
JPMorgan Prime Money Market Fund, 0.06%S	158,567,428	158,567,428

Total Registered Investment Companies		$329,773,413

Total Investment Securities — 117.8%
(Cost $962,695,457)**		$1,175,187,347

Net Other Assets (Liabilities) — (17.8)%		(177,732,400)

Net Assets — 100.0%		$997,454,947
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $165,591,202.
*	Non-income producing security.
#	This security has been deemed illiquid:

	Acquisition Dates	Current Cost	Fair Value	Value as a % of Net Assets
Global Sources Ltd.	December-09 through May-13	$8,159,491	$7,939,218	0.8%

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.0%
Consumer Discretionary — 10.5%
Aaron’s, Inc.	139,110	$3,896,471
Callaway Golf Co.	207,445	1,364,988
Hillenbrand, Inc.	101,055	2,396,014
Leggett & Platt, Inc.^	1,625	50,521
Staples, Inc.^	268,870	4,264,279
Steiner Leisure Ltd.*	82,155	4,342,713
Tenneco, Inc.*	75,750	3,429,960
Whirlpool Corp.^	12,970	1,483,249
		21,228,195

Consumer Staples — 12.7%
B&G Foods, Inc.^	97,600	3,323,280
ConAgra Foods, Inc.	203,350	7,103,017
Energizer Holdings, Inc.^	54,430	5,470,759
Flowers Foods, Inc.	66,948	1,476,203
Harris Teeter Supermarkets, Inc.^	93,670	4,389,376
Molson Coors Brewing Co., Class B	84,035	4,021,915
		25,784,550

Energy — 9.1%
Cimarex Energy Co.	60,005	3,899,725
Contango Oil & Gas Co.	32,064	1,082,160
Denbury Resources, Inc.*	142,368	2,465,814
Energen Corp.	49,298	2,576,313
Noble Energy, Inc.^	108,775	6,530,852
Southwestern Energy Co.*^	21,765	795,075
Whiting Petroleum Corp.*	24,335	1,121,600
		18,471,539

Financials — 24.1%
Alleghany Corp.*^	8,344	3,198,339
American Equity Investment Life Holding Co.^	136,370	2,141,009
Assurant, Inc.	1,790	91,129
Assured Guaranty Ltd.	115,945	2,557,747
Endurance Specialty Holdings Ltd.^	43,610	2,243,735
First Niagara Financial Group, Inc.	293,150	2,952,021
First Republic Bank	63,855	2,457,140
Greenlight Capital Re Ltd., Class A*	101,590	2,492,003
Hartford Financial Services Group, Inc., The	94,790	2,930,907

	Shares	Fair Value

Financials — 24.1% continued
HCC Insurance Holdings, Inc.	82,070	$3,538,037
iStar Financial, Inc. REIT*^	290,685	3,281,834
KeyCorp	282,435	3,118,082
National Penn Bancshares, Inc.	169,885	1,726,032
Nationstar Mortgage Holdings, Inc.*	31,600	1,183,104
Popular, Inc.*	106,377	3,226,414
Reinsurance Group of America	64,870	4,483,165
SunTrust Banks, Inc.^	25,010	789,566
Willis Group Holdings plc	79,260	3,232,222
XL Group plc	105,270	3,191,786
		48,834,272

Health Care — 13.5%
Boston Scientific Corp.*	583,980	5,413,494
CareFusion Corp.*	22,280	821,018
Forest Laboratories, Inc.*	204,485	8,383,885
Greatbatch, Inc.*^	66,320	2,174,632
Life Technologies Corp.*	30,855	2,283,579
Orthofix International NV*^	112,442	3,024,690
Quest Diagnostics, Inc.^	88,950	5,393,039
		27,494,337

Industrials — 13.5%
Brink’s Co., The	77,770	1,983,913
Corrections Corp. of America^	80,906	2,740,286
Dover Corp.^	93,553	7,265,326
Hub Group, Inc., Class A*	119,450	4,350,369
Kennametal, Inc.^	70,640	2,742,951
Parker Hannifin Corp.^	12,320	1,175,328
Southwest Airlines Co.	557,574	7,187,129
		27,445,302

Information Technology — 5.8%
Broadridge Financial Solutions, Inc.^	187,445	4,982,287
CSG Systems International, Inc.*^	88,895	1,929,022
Juniper Networks, Inc.*	180,045	3,476,669
Linear Technology Corp.	35,515	1,308,373
		11,696,351

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 11

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Diamond Hill Large Cap Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.0% continued
Utilities — 1.8%
Cleco Corp.	21,540	$1,000,102
UGI Corp.	68,535	2,680,404
		3,680,506

Total Common Stocks		$184,635,052

Registered Investment Companies — 29.8%
Federated Prime Obligations Fund, 0.01%†S	40,095,126	40,095,126
JPMorgan Prime Money Market Fund, 0.06%S	20,516,080	20,516,080

Total Registered Investment Companies		$60,611,206

Total Investment Securities — 120.8%
(Cost $212,013,679)**		$245,246,258

Net Other Assets (Liabilities) — (20.8)%		(42,191,118)

Net Assets — 100.0%		$203,055,140

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $38,660,712.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 99.3%
Consumer Discretionary — 11.6%
Comcast Corp., Class A	650,270	$27,233,308
McDonald’s Corp.	395,349	39,139,551
NIKE, Inc., Class B	496,890	31,641,955
TJX Cos., Inc., The	834,340	41,767,060
VF Corp.^	235,960	45,554,438
Walt Disney Co., The	703,965	44,455,389
Whirlpool Corp.^	89,080	10,187,189
		239,978,890

Consumer Staples — 14.7%
ConAgra Foods, Inc.	1,301,508	45,461,675
General Mills, Inc.	854,833	41,485,045
Kimberly-Clark Corp.	508,140	49,360,720
PepsiCo, Inc.	615,560	50,346,652
Philip Morris International	308,210	26,697,150
Procter & Gamble Co., The	699,182	53,830,022
Sysco Corp.^	1,071,494	36,602,235
		303,783,499

Energy — 10.2%
Apache Corp.^	507,873	42,574,994
Cimarex Energy Co.	129,270	8,401,257
Devon Energy Corp.	636,118	33,001,802
EOG Resources, Inc.	396,488	52,209,540
Occidental Petroleum Corp.	831,002	74,150,308
		210,337,901

Financials — 25.5%
American International Group, Inc.*	1,398,585	62,516,750
Charles Schwab Corp., The	1,818,445	38,605,587
Citigroup, Inc.	1,376,950	66,052,292
Hartford Financial Services Group, Inc., The	972,175	30,059,651
JPMorgan Chase & Co.	1,264,328	66,743,875
Morgan Stanley	2,483,735	60,677,646
PNC Financial Services Group, Inc.	656,845	47,897,137
Progressive Corp.^	1,522,530	38,702,713
Prudential Financial, Inc.	946,943	69,155,247
Wells Fargo & Co.	1,043,825	43,078,658
		523,489,556

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 99.3% continued
Health Care — 13.9%
Abbott Laboratories	775,177	$27,038,174
Baxter International, Inc.	436,667	30,247,923
Boston Scientific Corp.*	4,493,430	41,654,096
Express Scripts Holding Co.*	421,160	25,981,360
Medtronic, Inc.	1,412,997	72,726,956
Pfizer, Inc.	2,085,317	58,409,729
Quest Diagnostics, Inc.^	512,815	31,091,974
		287,150,212

Industrials — 12.3%
3M Co.	364,492	39,857,200
Dover Corp.^	584,138	45,364,157
Illinois Tool Works, Inc.	551,579	38,152,719
Parker Hannifin Corp.^	450,899	43,015,765
Southwest Airlines Co.^	1,504,900	19,398,161
United Technologies Corp.	734,952	68,306,439
		254,094,441

Information Technology — 10.1%
Apple Computer, Inc.	75,136	29,759,867
Cisco Systems, Inc.	1,830,838	44,507,673
International Business Machines Corp.	184,920	35,340,061
Juniper Networks, Inc.*	1,074,240	20,743,574
Linear Technology Corp.^	514,180	18,942,391
Microsoft Corp.	1,682,095	58,082,740
		207,376,306

Materials — 1.0%
Air Products & Chemicals, Inc.^	216,690	19,842,303

Total Common Stocks		$2,046,053,108

	Shares	Fair Value

Registered Investment Companies — 7.9%
Federated Prime Obligations Fund, 0.01%†S	142,762,205	$142,762,205
JPMorgan Prime Money Market Fund, 0.06%S	19,898,293	19,898,293

Total Registered Investment Companies		$162,660,498

Total Investment Securities — 107.2%
(Cost $1,738,604,718)**		$2,208,713,606

Net Other Assets (Liabilities) — (7.2)%		(147,477,370)

Net Assets — 100.0%		$2,061,236,236

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $138,535,333.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 13

Diamond Hill Select Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 93.0%
Consumer Discretionary — 6.4%
Aaron’s, Inc.	41,015	$1,148,830
TJX Cos., Inc., The	21,540	1,078,292
VF Corp.	7,480	1,444,089
		3,671,211

Consumer Staples — 7.8%
ConAgra Foods, Inc.	67,023	2,341,114
General Mills, Inc.	21,410	1,039,027
PepsiCo, Inc.	12,870	1,052,637
		4,432,778

Energy — 8.9%
Apache Corp.	24,440	2,048,805
Cimarex Energy Co.	23,175	1,506,143
Devon Energy Corp.	4,005	207,779
Occidental Petroleum Corp.	14,850	1,325,066
		5,087,793

Financials — 23.8%
American International Group, Inc.*	31,990	1,429,953
Citigroup, Inc.	22,360	1,072,609
Endurance Specialty Holdings Ltd.	17,285	889,313
Fortress Investment Group LLC, Class A	163,950	1,075,512
iStar Financial, Inc. REIT*^	110,130	1,243,368
JPMorgan Chase & Co.	18,520	977,671
Morgan Stanley	71,655	1,750,532
Popular, Inc.*	59,140	1,793,716
Prudential Financial, Inc.	29,340	2,142,701
Willis Group Holdings plc	28,190	1,149,588
		13,524,963

Health Care — 20.2%
Baxter International, Inc.	31,965	2,214,215
Boston Scientific Corp.*	240,040	2,225,171
Forest Laboratories, Inc.*^	42,820	1,755,620
Medtronic, Inc.	27,821	1,431,947
Pfizer, Inc.	46,205	1,294,202
UnitedHealth Group, Inc.	17,652	1,155,853
Warner Chilcott plc	70,685	1,405,218
		11,482,226

Industrials — 14.0%
3M Co.	9,845	1,076,551
Dover Corp.	14,750	1,145,485

	Shares	Fair Value

Industrials — 14.0% continued
Hub Group, Inc., Class A*	31,810	$1,158,520
Parker Hannifin Corp.	8,665	826,641
Southwest Airlines Co.^	120,980	1,559,432
United Technologies Corp.	24,130	2,242,642
		8,009,271

Information Technology — 11.9%
Apple Computer, Inc.	2,879	1,140,314
Cisco Systems, Inc.	51,015	1,240,175
International Business Machines Corp.	9,160	1,750,568
Juniper Networks, Inc.*^	47,030	908,149
Microsoft Corp.	51,115	1,765,001
		6,804,207

Total Common Stocks		$53,012,449

Registered Investment Companies — 14.7%
Federated Prime Obligations Fund, 0.01%†S	3,980,775	3,980,775
JPMorgan Prime Money Market Fund, 0.06%S	4,388,632	4,388,632

Total Registered Investment Companies		$8,369,407

Total Investment Securities — 107.7%
(Cost $49,576,806)**		$61,381,856

Net Other Assets (Liabilities) — (7.7)%		(4,362,366)

Net Assets — 100.0%		$57,019,490

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $3,819,638.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Long-Short Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 79.7%
Consumer Discretionary — 9.1%
Comcast Corp., Class A	920,455	$38,548,655
McDonald’s Corp.	349,364	34,587,036
NIKE, Inc., Class B	377,590	24,044,931
TJX Cos., Inc., The	856,785	42,890,657
VF Corp.^	271,080	52,334,705
Walt Disney Co., The♦	954,451	60,273,582
		252,679,566

Consumer Staples — 10.4%
ConAgra Foods, Inc.	1,349,480	47,137,336
General Mills, Inc.♦	920,962	44,694,286
Kimberly-Clark Corp.^	610,210	59,275,799
PepsiCo, Inc.	638,130	52,192,653
Procter & Gamble Co., The	676,995	52,121,845
Sysco Corp.^	1,015,697	34,696,210
		290,118,129

Energy — 7.9%
Apache Corp.^	404,551	33,913,510
Cimarex Energy Co.	408,627	26,556,669
Devon Energy Corp.	459,405	23,833,931
EOG Resources, Inc.	497,761	65,545,168
Occidental Petroleum Corp.	786,123	70,145,756
		219,995,034

Financials — 23.7%
American International Group, Inc.*	1,836,455	82,089,538
Assured Guaranty Ltd.♦	554,845	12,239,881
Charles Schwab Corp., The	1,314,570	27,908,321
Citigroup, Inc.	1,758,979	84,378,223
Hartford Financial Services Group, Inc., The	1,245,199	38,501,553
JPMorgan Chase & Co.	1,387,175	73,228,968
Morgan Stanley♦	2,763,210	67,505,220
PNC Financial Services Group, Inc.	625,085	45,581,198
Popular, Inc.*	1,541,122	46,742,231
Progressive Corp.	1,065,600	27,087,552
Prudential Financial, Inc.♦	1,098,478	80,221,848
Wells Fargo & Co.♦	1,057,335	43,636,215
Willis Group Holdings plc^	871,110	35,523,866
		664,644,614

	Shares	Fair Value

Health Care — 10.3%
Abbott Laboratories♦	929,265	$32,412,763
Baxter International, Inc.	505,971	35,048,611
Boston Scientific Corp.*	5,976,296	55,400,264
Medtronic, Inc.^	1,345,487	69,252,216
Pfizer, Inc.	2,279,820	63,857,759
Quest Diagnostics, Inc.^	494,675	29,992,145
		285,963,758

Industrials — 9.4%
3M Co.♦	369,240	40,376,394
Dover Corp.^	599,675	46,570,761
Illinois Tool Works, Inc.♦	551,360	38,137,571
Parker Hannifin Corp.^	467,780	44,626,212
Southwest Airlines Co.^	1,959,615	25,259,437
United Technologies Corp.	701,480	65,195,551
		260,165,926

Information Technology — 8.0%
Apple Computer, Inc.	96,553	38,242,712
Cisco Systems, Inc.	2,308,925	56,129,967
International Business Machines Corp.	247,235	47,249,081
Juniper Networks, Inc.*^	1,703,515	32,894,874
Microsoft Corp.♦	1,323,849	45,712,505
		220,229,139

Materials — 0.9%
Air Products & Chemicals, Inc.^♦	287,201	26,298,996

Total Common Stocks		$2,220,095,162

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 15

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

June 30, 2013 (Unaudited)

	Shares	Fair Value

Registered Investment Companies — 25.3%
Federated Prime Obligations Fund, 0.01%†S	186,876,182	$186,876,182
JPMorgan Prime Money Market Fund, 0.06%S	519,166,193	519,166,193

Total Registered Investment Companies		$706,042,375

Total Investment Securities — 105.0%
Cost ($2,318,529,889)**		$2,926,137,538

Segregated Cash With Brokers — 23.1%		645,743,640

Securities Sold Short — (22.0)%
(Proceeds $468,240,146)		(611,332,764)

Net Other Assets (Liabilities) — (6.1)%		(171,516,277)

Net Assets — 100.0%		$2,789,032,137

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $181,817,214.
♦	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $275,113,814.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 22.0%
Consumer Discretionary — 10.5%
Brunswick Corp.	1,349,670	$43,121,957
Gap, Inc., The	1,378,585	57,528,352
Gildan Activewear, Inc.	203,800	8,255,938
Grand Canyon Education, Inc.*	365,820	11,790,378
J.C. Penney Co., Inc.*	925,545	15,808,309
John Wiley & Sons, Inc., Class A	131,320	5,264,619
Life Time Fitness, Inc.*	1,100,684	55,155,275
Macy’s, Inc.	747,360	35,873,280
Red Robin Gourmet Burgers, Inc.*	487,525	26,901,630
Saks, Inc.*	445,660	6,078,802
Sonic Corp.*	321,855	4,686,209
Sotheby’s Holdings, Inc.	133,615	5,065,345
Tractor Supply Co.	148,744	17,493,782
		293,023,876

Consumer Staples — 2.3%
Campbell Soup Co.	856,300	38,353,677
Colgate-Palmolive Co.	446,600	25,585,714
		63,939,391

Financials — 1.6%
Cincinnati Financial Corp.	442,855	20,327,045
First American Financial Corp.	306,303	6,750,918
Moody’s Corp.	84,580	5,153,459
Principal Financial Group, Inc.	360,910	13,516,080
		45,747,502

Industrials — 3.1%
Boeing Co., The	599,885	61,452,219
Healthcare Services Group	312,090	7,652,447
Kansas City Southern Industries, Inc.	122,090	12,936,656
Navistar International Corp.*	73,280	2,034,253
		84,075,575

Information Technology — 2.0%
Advent Software, Inc.*	440,895	15,457,779
Akamai Technologies, Inc.*	889,525	37,849,289
		53,307,068

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

June 30, 2013 (Unaudited)

Diamond Hill Research Opportunities Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 22.0% continued
Telecommunication Services — 0.6%
AT&T, Inc.	503,165	$17,812,040

Total Common Stocks		$557,905,452

Exchange Traded Fund — 1.9%
iShares Russell 2000 Index Fund	549,890	53,427,312

Total Securities Sold Short — 22.0%
(Proceeds $468,240,146)		$611,332,764

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 73.0%
Consumer Discretionary — 11.2%
Aaron’s, Inc.	14,579	$408,358
Autozone, Inc.*	837	354,629
Comcast Corp., Class A	5,135	215,054
Dollar General Corp.*	7,545	380,494
Hillenbrand, Inc.	9,772	231,694
Jarden Corp.*	15,300	669,375
Liquidity Services, Inc.*^	12,886	446,758
McDonald’s Corp.♦	5,300	524,700
NIKE, Inc., Class B	4,020	255,994
Staples, Inc.^	37,055	587,691
Steiner Leisure Ltd.*	9,197	486,153
TJX Cos., Inc., The	8,646	432,819
Vail Resorts, Inc.	6,900	424,488
VF Corp.^	2,658	513,153
Whirlpool Corp.^	4,600	526,056
		6,457,416

Consumer Staples — 6.1%
B&G Foods, Inc.^	16,165	550,418
Core-Mark Holding Co., Inc.	7,000	444,500
Diamond Foods, Inc.*	27,200	564,400
Energizer Holdings, Inc.^	8,000	804,080
Harris Teeter Supermarkets, Inc.	6,000	281,160
Molson Coors Brewing Co., Class B	10,000	478,600
Tesco plc^	24,295	370,499
		3,493,657

Energy — 2.4%
Apache Corp.	3,338	279,825
Cimarex Energy Co.	12,225	794,503
Occidental Petroleum Corp.	3,175	283,305
		1,357,633

Financials — 19.4%
American International Group, Inc.*	34,490	1,541,703
Assured Guaranty Ltd.	13,370	294,942
Endurance Specialty Holdings Ltd.	12,410	638,495
First Niagara Financial Group, Inc.♦	58,500	589,095
Fortress Investment Group LLC, Class A	141,900	930,864
iStar Financial, Inc. REIT*	109,430	1,235,464
JPMorgan Chase & Co.	2,255	119,041

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 17

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 73.2% continued
Financials — 19.4% continued
Nationstar Mortgage Holdings, Inc.*	7,100	$265,824
Popular, Inc.*	47,600	1,443,709
Prudential Financial, Inc.	28,440	2,076,973
Willis Group Holdings plc	32,580	1,328,612
Winthrop Realty Trust REIT	56,290	677,169
		11,141,891

Health Care — 10.7%
Alere, Inc.*^	12,000	294,000
Boston Scientific Corp.*	100,055	927,510
Express Scripts Holding Co.*	9,850	607,647
Forest Laboratories, Inc.*	16,555	678,755
GlaxoSmithKline plc	9,561	477,763
Hi Tech Pharmacal Co.	4,250	141,100
Life Technologies Corp.*	5,400	399,654
Natus Medical, Inc.*	48,600	663,390
Orthofix International NV*^	7,506	201,911
Teva Pharmaceutical Industries Ltd., SP ADR	10,225	400,820
UnitedHealth Group, Inc.	3,890	254,717
Universal American Financial Corp.	33,920	301,549
Valeant Pharmaceuticals International, Inc.*	3,250	279,760
Warner Chilcott plc	25,975	516,383
		6,144,959

Industrials — 8.9%
AAR Corp.	29,800	655,004
Corrections Corp. of America	10,400	352,248
Hub Group, Inc., Class A*	24,000	874,080
Illinois Tool Works, Inc.	4,300	297,431
Kennametal, Inc.^	18,300	710,589
Pacer International, Inc.*	15,250	96,228
Parker Hannifin Corp.	4,600	438,840
Southwest Airlines Co.^	100,000	1,289,000
United Technologies Corp.	4,200	390,348
		5,103,768

Information Technology — 14.3%
Apple Computer, Inc.♦	1,216	481,633
Baidu, Inc.*^	2,340	221,200
Cisco Systems, Inc.♦	64,127	1,558,928
International Business Machines Corp.♦	8,574	1,638,577

	Shares	Fair Value

Information Technology — 14.3% continued
Juniper Networks, Inc.*^♦	79,711	$1,539,219
Linear Technology Corp.	12,979	478,146
Microsoft Corp.♦	55,352	1,911,306
Rovi Corp.*	9,035	206,359
Stamps.com, Inc.*	4,325	170,362
		8,205,730

Total Common Stocks		$41,905,054

Registered Investment Companies — 28.6%
Federated Prime Obligations Fund, 0.01%†♦	5,605,205	5,605,205
JPMorgan Prime Money Market Fund, 0.06%♦	10,843,298	10,843,298

Total Registered Investment Companies		$16,448,503

Total Investment Securities — 101.6%
Cost ($51,992,166)**		$58,353,557

Segregated Cash With Brokers — 10.8%		6,221,154

Securities Sold Short — (10.2)%
(Proceeds $5,250,935)		(5,845,658)

Net Other Assets (Liabilities) — (2.2)%		(1,268,880)

Net Assets — 100.0%		$57,460,173

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $5,431,919.
♦	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $4,329,353.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.

** Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

June 30, 2013 (Unaudited)

Diamond Hill Financial Long-Short Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 10.2%
Consumer Discretionary — 3.6%
Brunswick Corp.	900	$28,755
Gap, Inc., The	10,510	438,582
Gildan Activewear, Inc.	1,704	69,029
Grand Canyon Education, Inc.*	10,284	331,453
J.C. Penney Co., Inc.*	3,140	53,631
John Wiley & Sons, Inc., Class A	2,255	90,403
Life Time Fitness, Inc.*	7,753	388,503
Macy’s, Inc.	4,651	223,248
Red Robin Gourmet Burgers, Inc.*	1,100	60,698
Saks, Inc.*	11,135	151,881
Sonic Corp.*	10,600	154,336
Sotheby’s Holdings, Inc.	2,525	95,723
		2,086,242

Financials — 3.7%
BancorpSouth, Inc.	15,175	268,598
Cincinnati Financial Corp.	14,505	665,780
First American Financial Corp.	19,055	419,972
Principal Financial Group, Inc.	20,080	751,996
		2,106,346

Health Care — 0.2%
Covance, Inc.*	1,700	129,438

Industrials — 1.1%
Boeing Co., The	2,500	256,100
Healthcare Services Group	4,500	110,340
Kansas City Southern Industries, Inc.	1,400	148,344
Navistar International Corp.*	3,200	88,832
		603,616

Information Technology — 1.6%
Advent Software, Inc.*	6,624	232,237
Akamai Technologies, Inc.*	16,164	687,779
		920,016

Total Securities Sold Short — 10.2%
(Proceeds $5,250,935)		$5,845,658

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

See accompanying Notes to Financial Statements

	Shares	Fair Value

Preferred Stock — 0.7%
REITs & Real Estate Management — 0.7%
iStar Financial, Inc. Series F, 1.30%	6,322	$152,171

Total Preferred Stock		$152,171

Common Stocks — 81.0%
Banking Services — 26.4%
Bank of Marin BanCorp	6,695	267,800
BB&T Corp.	5,640	191,083
City National Corp.^	2,420	153,355
First Niagara Financial Group, Inc.	26,535	267,207
First of Long Island Corp., The	11,230	372,724
First Republic Bank	8,195	315,344
Huntington Bancshares, Inc.♦	12,121	95,513
KeyCorp	28,150	310,776
National Penn Bancshares, Inc.^	15,565	158,140
PNC Financial Services Group, Inc.♦	9,849	718,190
Popular, Inc.*	32,355	981,328
Sterling Bancorp	24,910	289,454
SunTrust Banks, Inc.	9,747	307,713
Tower Financial Corp.	7,810	113,323
U.S. Bancorp	3,508	126,814
Wells Fargo & Co.♦	19,111	788,712
		5,457,476

Capital Markets — 4.6%
Charles Schwab Corp., The	9,545	202,640
Fortress Investment Group LLC, Class A	115,700	758,992
		961,632

Consumer Financial Services — 1.5%
Capital One Financial Corp.	4,875	306,199

Financial Services — 14.9%
Bank of New York Mellon Corp., The♦	2,299	64,487
Citigroup, Inc.	21,360	1,024,640
JPMorgan Chase & Co.	17,305	913,531
Morgan Stanley♦	33,675	822,680
Nationstar Mortgage Holdings, Inc.*	6,610	247,477
		3,072,815

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 19

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 81.0% continued
Insurance — 25.0%
ACE Ltd.	3,430	$306,916
American Equity Investment Life Holding Co.^	19,900	312,430
American International Group, Inc.*	21,965	981,836
Assured Guaranty Ltd.	3,540	78,092
Endurance Specialty Holdings Ltd.	6,460	332,367
Enstar Group Ltd.*	1,765	234,710
Greenlight Capital Re Ltd., Class A*	12,310	301,964
HCC Insurance Holdings, Inc.	3,860	166,405
Navigators Group, Inc.*	4,185	238,712
Progressive Corp.	8,425	214,164
Prudential Financial, Inc.	13,950	1,018,768
Reinsurance Group of America	6,235	430,901
Willis Group Holdings plc	10,285	419,422
XL Group plc	4,365	132,347
		5,169,034

Other — 1.0%
Vantiv, Inc., Class A*^	7,295	201,342

REITs & Real Estate Management — 7.6%
iStar Financial, Inc. REIT*	90,110	1,017,342
Winthrop Realty Trust REIT	46,015	553,560
		1,570,902

Total Common Stocks		$16,739,400

	Shares	Fair Value

Registered Investment Companies — 22.7%
Federated Prime Obligations Fund, 0.01%†S	687,831	$687,831
JPMorgan Prime Money Market Fund, 0.06%S	4,018,149	4,018,149

Total Registered Investment Companies		$4,705,980

Total Investment Securities — 104.4%
(Cost $17,834,205)**		$21,597,551

Segregated Cash With Brokers — 9.3%		1,931,337

Securities Sold Short — (8.7)%
(Proceeds $1,477,497)		(1,768,504)

Net Other Assets (Liabilities) — (5.0)%		(1,043,550)

Net Assets — 100.0%		$20,716,834

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $655,753.
♦	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $1,072,927.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
S	Rate represents the daily yield on June 30, 2013.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Financial Long-Short

Schedule of Investments Sold Short

June 30, 2013 (Unaudited)

Diamond Hill Strategic Income Fund

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Fair Value

Common Stocks — 8.7%
Banking Services — 2.9%
Bank of The Ozarks, Inc.	7,230	$313,276
Home Bancshares, Inc.	10,880	282,554
		595,830

Commercial Banks — 1.1%
BancorpSouth, Inc.	12,915	228,596

Financial Services — 2.1%
Moody’s Corp.	1,915	116,681
Principal Financial Group, Inc.	8,115	303,907
		420,588

Insurance — 2.6%
Cincinnati Financial Corp.	7,470	342,873
First American Financial Corp.	8,195	180,617
		523,490

Total Securities Sold Short — 8.7%
(Proceeds $1,477,497)		$1,768,504

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

See accompanying Notes to Financial Statements

	Shares/ Par Value	Fair Value

Collateralized Debt Obligations — 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$87,754
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	170,016
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	191,209
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	321,117

Total Collateralized Debt Obligations		$770,096

Preferred Stock — -%
Alesco Preferred Funding III#*	900	–

Total Preferred Stock		$–

Corporate Bonds — 95.7%
Consumer Discretionary — 18.8%
Avis Budget Car Rental, 8.25%, 1/15/19^	3,332,000	3,623,550
Expedia, Inc., 7.46%, 8/15/18^	3,175,000	3,661,962
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20^	2,900,000	3,175,500
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	3,355,000	3,908,575
J Crew Group, 8.13%, 3/1/19^	2,975,000	3,123,750
Penn National Gaming, Inc., 8.75%, 8/15/19	3,000,000	3,285,000
QVC, Inc., 7.50%, 10/1/19††	3,840,000	4,174,472
Tenneco, Inc., 7.75%, 8/15/18	4,315,000	4,617,050
Vail Resorts, Inc., 6.50%, 5/1/19	3,543,000	3,711,293
		33,281,152

Consumer Staples — 2.3%
TreeHouse Foods, Inc., 7.75%, 3/1/18	3,865,000	4,092,069

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 21

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 95.7% continued
Energy — 4.2%
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	$4,150,000	$4,440,500
Halcon Resources Corp., 9.75%, 7/15/20	3,000,000	2,992,500
		7,433,000

Financials — 21.5%
CNA Financial Corp., 6.50%, 8/15/16^	2,165,000	2,452,298
Discover Financial Services, 6.45%, 6/12/17	2,700,000	3,066,282
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,241,002
First Tennessee Bank NA, 5.05%, 1/15/15^	1,150,000	1,200,948
iStar Financial, Inc., Series B, 9.00%, 6/1/17^	2,000,000	2,230,000
iStar Financial, Inc., Series B, 5.70%, 3/1/14	5,275,000	5,354,125
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,115,525
Radian Group, Inc., 9.00%, 6/15/17	4,760,000	5,164,600
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,315,000
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,177,376
Synovus Financial Corp., 5.13%, 6/15/17^	3,725,000	3,659,813
		37,976,969

Health Care — 13.5%
DaVita, Inc., 6.63%, 11/1/20	2,150,000	2,279,000
DaVita, Inc., 6.38%, 11/1/18	4,850,000	5,062,187
HealthSouth Corp., 7.25%, 10/1/18	3,821,000	4,078,918

	Shares/ Par Value	Fair Value

Health Care — 13.5% continued
Hospira, Inc., 6.05%, 3/30/17	$2,025,000	$2,166,264
Mylan, Inc., 7.63%, 7/15/17^††	4,600,000	5,092,853
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/-20††	2,695,000	2,748,900
Warner Chilcott Co. LLC, 7.75%, 9/15/18^	2,335,000	2,521,800
		23,949,922

Industrials — 21.9%
B/E Aerospace, Inc., 6.88%, 10/1/20	5,685,000	6,139,799
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,704,438
Triumph Group, Inc., 8.00%, 11/15/17	4,705,000	4,952,013
United Continental Holdings, Inc., 6.38%, 6/1/18^	5,190,000	5,099,175
UR Merger Sub Corp., 9.25%, 12/15/19^	5,715,000	6,300,788
US Airways Group, Inc., 6.13%, 6/1/18^	6,210,000	5,868,450
Wabtec Corp., 6.88%, 7/31/13	3,650,000	3,663,688
		38,728,351

Information Technology — 3.8%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,211,075
ManTech International Corp., 7.25%, 4/15/18	1,500,000	1,560,000
		6,771,075

Materials — 3.2%
Owens-Brockway Packaging, Inc., 7.38%, 5/15/16	5,021,000	5,598,415

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 95.7% continued
Telecommunication Services — 4.1%
Level 3 Financing, Inc., 8.13%, 7/1/19	$2,825,000	$2,966,250
Level 3 Financing, Inc., 10.00%, 2/1/18	3,950,000	4,256,125
		7,222,375

Utilities — 2.4%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,252,892

Total Corporate Bonds		$169,306,220

Registered Investment Companies — 11.4%
Federated Prime Obligations Fund, 0.01%†S	12,222,838	12,222,838
JPMorgan Prime Money Market Fund, 0.06%S	7,903,964	7,903,964

Total Registered Investment Companies		$20,126,802

Total Investment Securities 107.5%
(Cost $187,715,159)**		$190,203,118

Net Other Assets (Liabilities) — (7.5)%		(13,274,269)

Net Assets — 100.0%		$176,928,849

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of June 30, 2013, was $11,686,996.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2013.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Continental Airlines, Inc.	December-11	$6,383,875	$6,704,438	3.8%
Mylan, Inc.	September-10	4,960,500	5,092,853	2.9%
QVC, Inc.	November-12	4,252,800	4,174,472	2.4%
Source Gas LLC	March-10	3,840,001	4,252,892	2.4%
Symetra Financial Corp.	February-11	4,973,773	5,177,376	2.9%
Valeant Pharmaceuticals International, Inc.	June-12, July-13	2,805,831	2,748,900	1.5%

		$27,216,780	$28,150,931	15.9%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-13	$–	$–	0.0%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	336,608	87,754	0.0%
Alesco Preferred Funding VI, Class PNN	Dec-04	621,631	170,016	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	191,209	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	321,117	0.2%

		$2,503,046	$770,096	0.4%

S	Rate represents the daily yield on June 30, 2013.

See accompanying Notes to Financial Statements

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 23

Diamond Hill Funds

Tabular Presentation of Schedules of Investments

June 30, 2013 (Unaudited)

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Consumer Discretionary	14.0%
Consumer Staples	6.6%
Energy	9.2%
Financials	26.7%
Health Care	5.8%
Industrials	16.3%
Information Technology	3.3%
Utilities	2.8%
Cash and Cash Equivalents	33.1%
Other
Net Other Assets (Liabilities)	-17.8%

Total	100%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Consumer Discretionary	10.5%
Consumer Staples	12.7%
Energy	9.1%
Financials	24.1%
Health Care	13.5%
Industrials	13.5%
Information Technology	5.8%
Utilities	1.8%
Cash and Cash Equivalents	29.8%
Other
Net Other Assets (Liabilities)	-20.8%

Total	100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Consumer Discretionary	11.6%
Consumer Staples	14.7%
Energy	10.2%
Financials	25.5%
Health Care	13.9%
Industrials	12.3%
Information Technology	10.1%
Materials	1.0%
Cash and Cash Equivalents	7.9%
Other
Net Other Assets (Liabilities)	-7.2%

Total	100.0%

Diamond Hill Select Fund
Sector Allocation	% of Net Assets
Consumer Discretionary	6.4%
Consumer Staples	7.8%
Energy	8.9%
Financials	23.8%
Health Care	20.2%
Industrials	14.0%
Information Technology	11.9%
Cash and Cash Equivalents	14.7%
Other
Net Other Assets (Liabilities)	-7.7%

Total	100.0%

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

Diamond Hill Long-Short Fund
Sector Allocation	% of Long Portfolio	% of Net Assets
Long Portfolio
Consumer Discretionary	8.6%	9.1%
Consumer Staples	9.9%	10.4%
Energy	7.5%	7.9%
Financials	22.8%	23.7%
Health Care	9.8%	10.3%
Industrials	8.9%	9.4%
Information Technology	7.5%	8.0%
Materials	0.9%	0.9%
Cash and Cash Equivalents	24.1%	25.3%

Total	100.0%

Sector Allocation	% of Short Portfolio	% of Net Assets
Short Portfolio
Consumer Discretionary	47.9%	-10.5%
Consumer Staples	10.5%	-2.3%
Financials	7.5%	-1.6%
Industrials	13.8%	-3.1%
Information Technology	8.7%	-2.0%
Telecommunication Services	2.9%	-0.6%
Exchange Traded Fund	8.7%	-1.9%

Total	100.0%

Other
Segregated Cash With Brokers		23.1%
Net Other Assets (Liabilities)		-6.1%

		100.0%

Diamond Hill Research Opportunities Fund
Sector Allocation	% of Long Portfolio	% of Net Assets
Long Portfolio
Consumer Discretionary	11.1%	11.2%
Consumer Staples	6.0%	6.1%
Energy	2.3%	2.4%
Financials	19.1%	19.4%
Health Care	10.5%	10.7%
Industrials	8.7%	8.9%
Information Technology	14.1%	14.3%
Cash and Cash Equivalents	28.2%	28.6%

Total	100.0%

Sector Allocation	% of Short Portfolio	% of Net Assets
Short Portfolio
Consumer Discretionary	35.8%	-3.6%
Financials	36.0%	-3.7%
Health Care	2.2%	-0.2%
Industrials	10.3%	-1.1%
Information Technology	15.7%	-1.6%

	100.0%

Other
Segregated Cash With Brokers		10.8%
Net Other Assets (Liabilities)		-2.2%

		100.0%

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 25

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

Diamond Hill Financial Long-Short Fund
Sector Allocation	% of Long Portfolio	% of Net Assets
Long Portfolio
Common Stocks
Banking Services	25.3%	26.4%
Capital Markets	4.5%	4.6%
Consumer Financial Services	1.4%	1.5%
Financial Services	14.2%	14.9%
Insurance	23.9%	25.0%
Other	0.9%	1.0%
REITs & Real Estate Management	7.3%	7.6%
Preferred Stocks
REITs & Real Estate Management	0.7%	0.7%
Cash and Cash Equivalents	21.8%	22.7%

	100.0%

Sector Allocation	% of Short Portfolio	% of Net Assets
Short Portfolio
Common Stocks
Banking Services	33.7%	-2.9%
Commercial Banks	12.9%	-1.1%
Financial Services	23.8%	-2.1%
Insurance	29.6%	-2.6%

Total	100.0%

Other
Segregated Cash With Brokers		9.3%
Net Other Assets (Liabilities)		-5.0%

		100.0%

Diamond Hill Strategic Income Fund
Sector Allocation	% of Net Assets
Collateralized Debt Obligations	0.4%
Preferred Stocks	0.0%
Corporate Bonds	95.7%
Cash and Cash Equivalents	11.4%
Other
Net Other Assets (Liabilities)	-7.5%

Total	100.0%

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2013

[This page has been left blank intentionally.]

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 27

Diamond Hill Funds

Statements of Assets & Liabilities

June 30, 2013 (Unaudited)

	Small Cap Fund		Small-Mid Cap Fund
Assets
Total investment securities, at cost	$962,695,457		$212,013,679
Investment securities, at fair value - including $165,591,202, $38,660,712, $138,535,333, $3,819,638, $181,817,214, $5,431,919, $655,753 and $11,686,996 of securities loaned	$1,175,187,347		$245,246,258
Deposits with brokers for securities sold short	-		-
Receivable for fund shares issued	1,428,645		700,714
Receivable for dividends and interest	645,106		218,378
Receivable for investments sold	2,736,208		272,951
Total Assets	1,179,997,306		246,438,301

Liabilities
Securities sold short, at fair value (proceeds $-, $-, $-, $-, $468,240,146, $5,250,935, $1,477,497 and $-)	-		-
Payable for securities purchased	9,611,428		3,064,053
Payable for expenses and fees on securities sold short	-		-
Payable for fund shares redeemed	740,330		51,443
Payable for return of collateral received	171,205,985		40,095,126
Payable to Investment Adviser	646,968		121,393
Payable to Administrator	193,331		32,002
Accrued distribution and service fees	130,534		16,725
Payable to accountant and custodian	13,783		2,419
Total Liabilities	182,542,359		43,383,161

Net Assets	$997,454,947		$203,055,140

Components of Net Assets
Paid-in capital	$717,972,297		$160,509,181
Accumulated net investment income (loss)	2,549,587		648,561
Accumulated net realized gains (losses) from investment transactions	64,441,173		8,664,819
Net unrealized appreciation (depreciation) on investments	212,491,890		33,232,579
Net Assets	$997,454,947		$203,055,140

Net Assets
Class A Shares	$486,602,942		$33,219,328
Class C Shares	$37,749,069		$13,026,547
Class I Shares	$401,272,683		$87,734,056
Class Y Shares	$71,830,253		$69,075,209

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	16,174,375		2,089,664
Class C Shares	1,369,898		861,300
Class I Shares	13,181,510		5,479,854
Class Y Shares	2,359,057		4,311,746

Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$30.09	(B)	$15.90
Class C Shares(A)	$27.56		$15.13	(B)
Class I Shares	$30.44		$16.01
Class Y Shares	$30.45		$16.02

Maximum Offering Price
Maximum sales charge - Class A Shares	5.00%		5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A Shares	$31.67		$16.74

(A)	Redemption price per share varies based upon holding period.
(B)	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2013

Large Cap Fund		Select Fund	Long-Short Fund	Research Opportunities Fund		Financial Long-Short Fund	Strategic Income Fund

$1,738,604,718		$49,576,806	$2,318,529,889	$51,992,166		$17,834,205	$187,715,159
$2,208,713,606		$61,381,856	$2,926,137,538	$58,353,557		$21,597,551	$190,203,118
-		-	645,743,640	6,221,154		1,931,337	-
2,985,653		175,809	18,514,048	4,746,886		232,142	48,757
2,154,089		33,293	2,209,980	39,487		12,931	2,911,300
5,588,611		1,145,248	6,206,801	172,812		34,571	-
2,219,441,959		62,736,206	3,598,812,007	69,533,896		23,808,532	193,163,175

-		-	611,332,764	5,845,658		1,768,504	-
2,741,768		1,667,988	3,687,500	562,397		585,618	3,714,263
-		-	426,383	7,585		3,143	-
11,161,109		19,841	4,572,035	-		24,190	155,333
142,762,205		3,980,775	186,876,182	5,605,205		687,831	12,222,838
939,587		32,174	2,047,754	42,410		15,288	72,833
391,168		10,680	558,018	8,859		3,822	35,866
185,452		4,665	224,016	968		3,217	31,016
24,434		593	55,218	641		85	2,177
158,205,723		5,716,716	809,779,870	12,073,723		3,091,698	16,234,326

$2,061,236,236		$57,019,490	$2,789,032,137	$57,460,173		$20,716,834	$176,928,849

$1,509,111,587		$37,955,331	$2,693,998,504	$49,091,979		$29,432,867	$189,872,601
14,011,084		698,873	11,101,474	52,615		(14,547)	221,029
68,004,677		6,560,236	(380,582,872)	2,548,911		(12,173,825)	(15,652,740)
470,108,888		11,805,050	464,515,031	5,766,668		3,472,339	2,487,959
$2,061,236,236		$57,019,490	$2,789,032,137	$57,460,173		$20,716,834	$176,928,849

$749,507,842		$8,270,793	$668,579,598	$5,233,453		$12,421,547	$41,856,547
$40,393,370		$3,928,786	$111,087,693	$283,888		$1,434,480	$26,053,632
$988,345,203		$38,277,871	$1,922,133,365	$37,831,824		$6,860,807	$104,493,461
$282,989,821		$6,542,040	$87,231,481	$14,111,008		$-	$4,525,209

38,306,561		642,822	32,785,564	240,652		760,594	3,808,504
2,144,686		312,399	5,863,253	13,184		93,276	2,374,255
50,252,447		2,977,555	93,113,437	1,735,956		421,285	9,526,142
14,383,544		508,298	4,222,259	646,818		-	412,751

$19.57		$12.87	$20.39	$21.75		$16.33	$10.99
$18.84	(B)	$12.58	$18.95	$21.54	(B)	$15.38	$10.97
$19.67		$12.86	$20.64	$21.79		$16.29	$10.97
$19.68	(B)	$12.87	$20.66	$21.82		$-	$10.96

5.00%		5.00%	5.00%	5.00%		5.00%	3.50%
$20.60		$13.55	$21.46	$22.89		$17.19	$11.39

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 29

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2013 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Investment Income
Dividends	$7,744,139	$1,466,361	$19,262,415	$519,633
Interest	-	-	151	8
Securities lending income	298,619	6,392	23,906	1,702
Total Investment Income	8,042,758	1,472,753	19,286,472	521,343

Expenses
Investment advisory fees	3,610,001	590,109	5,288,290	203,267
Administration fees	1,074,305	157,653	2,201,421	67,918
Distribution fees - Class A	555,911	30,499	858,152	9,792
Distribution and service fees - Class C	173,168	55,455	186,205	17,791
Accounting and custody fees	79,786	11,554	118,974	5,185
Total Expenses	5,493,171	845,270	8,653,042	303,953

Net Investment Income (Loss)	2,549,587	627,483	10,633,430	217,390

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	64,688,643	9,164,274	69,185,046	7,505,694
Net change in unrealized appreciation (depreciation) on investments	96,145,536	17,506,742	236,945,844	4,616,946
Net Realized and Unrealized Gains (Losses) on Investments	160,834,179	26,671,016	306,130,890	12,122,640

Change in Net Assets from Operations	$163,383,766	$27,298,499	$316,764,320	$12,340,030

See accompanying Notes to Financial Statements.

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2013 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Investment Income
Dividends	$20,762,630	$284,379	$117,604	$2,979
Interest	-	-	6	5,375,814
Securities lending income	33,457	29,279	161	13,607
Total Investment Income	20,796,087	313,658	117,771	5,392,400

Expenses
Investment advisory fees	11,546,524	190,416	77,946	438,875
Administration fees	3,142,017	37,704	19,487	217,220
Distribution fees - Class A	746,748	2,326	11,515	53,010
Distribution and service fees - Class C	541,504	927	4,778	137,988
Accounting and custody fees	181,874	4,147	1,988	14,607
Expenses and fees on securities sold short	3,163,495	27,221	16,604	-
Total Expenses	19,322,162	262,741	132,318	861,700

Net Investment Income (Loss)	1,473,925	50,917	(14,547)	4,530,700

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	106,923,664	2,565,535	1,410,051	1,269,126
Net realized gains (losses) on closed short positions	(1,780,528)	(12,878)	(107,039)	-
Net change in unrealized appreciation (depreciation) on investments	184,100,075	3,196,061	1,798,384	(4,498,590)
Net Realized and Unrealized Gains (Losses) on Investments	289,243,211	5,748,718	3,101,396	(3,229,464)

Change in Net Assets from Operations	$290,717,136	$5,799,635	$3,086,849	$1,301,236

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 31

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012
From Operations
Net investment income (loss)	$2,549,587	$3,167,850	$627,483	$272,871
Net realized gains (losses) on security sales	64,688,643	30,129,454	9,164,274	3,714,329
Net change in unrealized appreciation (depreciation) on investments	96,145,536	64,030,020	17,506,742	9,479,780
Change in Net Assets from Operations	163,383,766	97,327,324	27,298,499	13,466,980

Distributions to Shareholders
From net investment income:
Class A	-	(1,330,780)	-	(4,470)
Class I	-	(1,718,094)	-	(154,313)
Class Y	-	(488,929)	-	(140,210)
From net realized gains on investments
Class A	-	(14,700,458)	-	(541,059)
Class C	-	(1,199,637)	-	(269,679)
Class I	-	(10,631,813)	-	(1,487,194)
Class Y	-	(2,291,039)	-	(861,022)
Change in Net Assets from Distributions to Shareholders	-	(32,360,750)	-	(3,457,947)
Change in Net Assets from Capital Transactions	51,870,752	(59,891,817)	62,526,201	34,164,984

Total Change in Net Assets	215,254,518	5,074,757	89,824,700	44,174,017

Net Assets:
Beginning of period	782,200,429	777,125,672	113,230,440	69,056,423
End of period	$997,454,947	$782,200,429	$203,055,140	$113,230,440
Accumulated Net Investment Income (Loss)	$2,549,587	$-	$648,561	$21,078

See accompanying Notes to Financial Statements.

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012
Capital Transactions:
Class A
Proceeds from shares sold	$78,450,982	$92,315,984	$13,180,844	$7,582,329
Reinvested distributions	-	14,016,747	-	490,305
Payments for shares redeemed	(62,630,044)	(182,981,707)	(3,850,131)	(8,080,590)
Change in Net Assets from Class A Share Transactions	15,820,938	(76,648,976)	9,330,713	(7,956)
Class C
Proceeds from shares sold	4,196,787	3,339,208	2,387,373	1,395,884
Reinvested distributions	-	1,062,556	-	210,408
Payments for shares redeemed	(2,455,249)	(8,481,300)	(489,764)	(1,456,120)
Change in Net Assets from Class C Share Transactions	1,741,538	(4,079,536)	1,897,609	150,172
Class I
Proceeds from shares sold	76,819,107	98,789,866	26,028,452	16,592,523
Reinvested distributions	-	10,401,478	-	1,535,572
Payments for shares redeemed	(37,552,960)	(151,778,830)	(4,214,380)	(13,138,069)
Change in Net Assets from Class I Share Transactions	39,266,147	(42,587,486)	21,814,072	4,990,026
Class Y
Proceeds from shares sold	6,363,189	62,199,978	33,574,291	29,721,385
Reinvested distributions	-	2,770,079	-	691,728
Payments for shares redeemed	(11,321,060)	(1,545,876)	(4,090,484)	(1,380,371)
Change in Net Assets from Class Y Share Transactions	(4,957,871)	63,424,181	29,483,807	29,032,742
Change in net assets from capital transactions:	$51,870,752	$(59,891,817)	$62,526,201	$34,164,984
Share Transactions:
Class A
Issued	2,736,533	3,749,172	852,932	603,958
Reinvested	-	571,180	-	37,949
Redeemed	(2,209,535)	(7,395,743)	(256,721)	(639,668)
Change in shares outstanding	526,998	(3,075,391)	596,211	2,239
Class C
Issued	159,854	146,151	164,433	115,941
Reinvested	-	47,099	-	17,051
Redeemed	(94,319)	(372,953)	(34,522)	(120,692)
Change in shares outstanding	65,535	(179,703)	129,911	12,300
Class I
Issued	2,643,029	3,955,958	1,705,742	1,305,500
Reinvested	-	419,414	-	118,121
Redeemed	(1,299,613)	(6,035,146)	(278,124)	(1,063,447)
Change in shares outstanding	1,343,416	(1,659,774)	1,427,618	360,174
Class Y
Issued	224,159	2,467,003	2,232,476	2,396,490
Reinvested	-	111,742	-	53,210
Redeemed	(382,558)	(61,289)	(263,980)	(106,450)
Change in shares outstanding	(158,399)	2,517,456	1,968,496	2,343,250
Change in shares	1,777,550	(2,397,412)	4,122,236	2,717,963

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 33

Diamond Hill Funds

Statements of Changes in Net Assets

	Large Cap Fund		Select Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012
From Operations
Net investment income (loss)	$10,633,430	$23,131,400	$217,390	$697,744
Net realized gains (losses) on security sales	69,185,046	66,945,646	7,505,694	1,927,404
Net change in unrealized appreciation (depreciation) on investments	236,945,844	82,462,094	4,616,946	2,765,760
Change in Net Assets from Operations	316,764,320	172,539,140	12,340,030	5,390,908

Distributions to Shareholders
From net investment income:
Class A	-	(7,686,137)	-	(55,677)
Class C	-	(192,790)	-	-
Class I	-	(11,551,812)	-	(437,925)
Class Y	-	(3,698,722)	-	(68,257)
From net realized gains on investments
Class A	-	(1,701,263)	-	(177,974)
Class C	-	(95,354)	-	(78,031)
Class I	-	(2,194,710)	-	(975,189)
Class Y	-	(613,387)	-	(134,657)
Change in Net Assets from Distributions to Shareholders	-	(27,734,175)	-	(1,927,710)
Change in Net Assets from Capital Transactions	78,655,860	213,266,718	(14,019,763)	9,147,226

Total Change in Net Assets	395,420,180	358,071,683	(1,679,733)	12,610,424

Net Assets:
Beginning of period	1,665,816,056	1,307,744,373	58,699,223	46,088,799
End of period	$2,061,236,236	$1,665,816,056	$57,019,490	$58,699,223
Accumulated Net Investment Income (Loss)	$14,011,084	$3,377,654	$698,873	$481,483

See accompanying Notes to Financial Statements.

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Statements of Changes in Net Assets

	Large Cap Fund		Select Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012
Capital Transactions:
Class A
Proceeds from shares sold	$107,735,612	$188,087,012	$2,255,837	$1,855,487
Reinvested distributions	-	8,970,570	-	218,009
Payments for shares redeemed	(88,468,158)	(231,818,748)	(3,400,122)	(2,963,396)
Change in Net Assets from Class A Share Transactions	19,267,454	(34,761,166)	(1,144,285)	(889,900)
Class C
Proceeds from shares sold	4,302,265	5,166,453	367,242	271,336
Reinvested distributions	-	250,246	-	57,219
Payments for shares redeemed	(3,193,797)	(5,710,528)	(427,214)	(947,282)
Change in Net Assets from Class C Share Transactions	1,108,468	(293,829)	(59,972)	(618,727)
Class I
Proceeds from shares sold	173,588,677	377,650,394	9,955,960	15,474,051
Reinvested distributions	-	12,535,349	-	1,066,468
Payments for shares redeemed	(129,502,580)	(361,443,859)	(22,209,703)	(11,571,208)
Change in Net Assets from Class I Share Transactions	44,086,097	28,741,884	(12,253,743)	4,969,311
Class Y
Proceeds from shares sold	61,936,841	228,256,655	728,249	5,841,735
Proceeds from shares sold - in-kind	-	2,786,568	-	-
Reinvested distributions	-	3,654,990	-	161,753
Payments for shares redeemed	(47,743,000)	(15,118,384)	(1,290,012)	(316,946)
Change in Net Assets from Class Y Share Transactions	14,193,841	219,579,829	(561,763)	5,686,542
Change in net assets from capital transactions:	$78,655,860	$213,266,718	$(14,019,763)	$9,147,226
Share Transactions:
Class A
Issued	5,751,717	11,732,062	182,762	175,939
Reinvested	-	549,670	-	21,145
Redeemed	(4,771,181)	(14,616,139)	(284,306)	(285,690)
Change in shares outstanding	980,536	(2,334,407)	(101,544)	(88,606)
Class C
Issued	240,318	333,847	30,494	26,956
Reinvested	-	15,870	-	5,654
Redeemed	(179,606)	(372,346)	(37,163)	(95,151)
Change in shares outstanding	60,712	(22,629)	(6,669)	(62,541)
Class I
Issued	9,419,178	23,480,044	886,988	1,476,125
Reinvested	-	764,817	-	103,641
Redeemed	(6,802,350)	(22,200,954)	(1,923,593)	(1,119,053)
Change in shares outstanding	2,616,828	2,043,907	(1,036,605)	460,713
Class Y
Issued	3,317,331	14,014,442	63,760	568,795
Issued - in-kind	-	173,402	-	-
Reinvested	-	223,137	-	15,719
Redeemed	(2,432,355)	(912,413)	(110,317)	(29,659)
Change in shares outstanding	884,976	13,498,568	(46,557)	554,855
Change in shares	4,543,052	13,185,439	(1,191,375)	864,421

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 35

Diamond Hill Funds

Statements of Changes in Net Assets

	Long-Short Fund		Research Opportunities Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012(A)
From Operations
Net investment income (loss)	$1,473,925	$9,627,599	$50,917	$78,824
Net realized gains (losses) on security sales	106,923,664	123,328,557	2,565,535	210,422
Net realized gains (losses) on closed short positions	(1,780,528)	3,356,592	(12,878)	112,547
Net change in unrealized appreciation (depreciation) on investments	184,100,075	30,978,764	3,196,061	2,570,607
Change in Net Assets from Operations	290,717,136	167,291,512	5,799,635	2,972,400

Distributions to Shareholders
From net investment income:
Class A	-	(481,377)	-	(920)
Class I	-	(5,398,618)	-	(39,149)
Class Y	-	(429,039)	-	(42,459)
From net realized gains on investments
Class A	-	-	-	(11,368)
Class C	-	-	-	(1,528)
Class I	-	-	-	(162,885)
Class Y	-	-	-	(118,699)
Change in Net Assets from Distributions to Shareholders	-	(6,309,034)	-	(377,008)
Change in Net Assets from Capital Transactions	223,167,465	268,323,808	22,842,990	26,222,156

Total Change in Net Assets	513,884,601	429,306,286	28,642,625	28,817,548

Net Assets:
Beginning of period	2,275,147,536	1,845,841,250	28,817,548	-
End of period	$2,789,032,137	$2,275,147,536	$57,460,173	$28,817,548
Accumulated Net Investment Income (Loss)	$11,101,474	$9,627,549	$52,615	$1,698

(A)	Inception date of the Fund is December 30, 2011. Fund commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Statements of Changes in Net Assets

	Long-Short Fund		Research Opportunities Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012(A)
Capital Transactions:
Class A
Proceeds from shares sold	$143,726,504	$178,400,411	$3,928,742	$1,512,012
Reinvested distributions	-	351,948	-	12,118
Payments for shares redeemed	(76,373,908)	(200,387,209)	(33,048)	(435,488)
Change in Net Assets from Class A Share Transactions	67,352,596	(21,634,850)	3,895,694	1,088,642
Class C
Proceeds from shares sold	6,513,461	6,096,610	106,650	143,504
Reinvested distributions	-	-	-	597
Payments for shares redeemed	(10,924,786)	(31,085,293)	-	(41)
Change in Net Assets from Class C Share Transactions	(4,411,325)	(24,988,683)	106,650	144,060
Class I
Proceeds from shares sold	389,104,553	577,978,176	18,795,542	21,079,703
Reinvested distributions	-	1,762,762	-	192,853
Payments for shares redeemed	(222,294,275)	(346,261,846)	(272,840)	(7,182,594)
Change in Net Assets from Class I Share Transactions	166,810,278	233,479,092	18,522,702	14,089,962
Class Y
Proceeds from shares sold	10,541,022	100,293,210	462,625	10,911,862
Reinvested distributions	-	427,791	-	12,279
Payments for shares redeemed	(17,125,106)	(19,252,752)	(144,681)	(24,649)
Change in Net Assets from Class Y Share Transactions	(6,584,084)	81,468,249	317,944	10,899,492
Change in net assets from capital transactions:	$223,167,465	$268,323,808	$22,842,990	$26,222,156
Share Transactions:
Class A
Issued	7,243,298	10,106,080	181,171	83,966
Reinvested	-	19,552	-	669
Redeemed	(3,862,631)	(11,347,924)	(1,573)	(23,581)
Change in shares outstanding	3,380,667	(1,222,292)	179,598	61,054
Class C
Issued	351,676	370,191	5,067	8,086
Reinvested	-	-	-	33
Redeemed	(596,769)	(1,886,870)	-	(2)
Change in shares outstanding	(245,093)	(1,516,679)	5,067	8,117
Class I
Issued	19,450,490	32,347,052	878,473	1,273,886
Reinvested	-	96,855	-	10,638
Redeemed	(11,052,526)	(19,377,015)	(12,988)	(414,053)
Change in shares outstanding	8,397,964	13,066,892	865,485	870,471
Class Y
Issued	513,923	5,584,570	23,352	630,924
Reinvested	-	23,505	-	677
Redeemed	(836,463)	(1,063,276)	(6,807)	(1,328)
Change in shares outstanding	(322,540)	4,544,799	16,545	630,273
Change in shares	11,210,998	14,872,720	1,066,695	1,569,915

(A)	Inception date of the Fund is December 30, 2011. Fund commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 37

Diamond Hill Funds

Statements of Changes in Net Assets

	Financial Long-Short Fund		Strategic Income Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012
From Operations
Net investment income (loss)	$(14,547)	$56,444	$4,530,700	$9,464,992
Net realized gains (losses) on security sales	1,410,051	711,754	1,269,126	564,733
Net realized gains (losses) on closed short positions	(107,039)	15,430	-	-
Net change in unrealized appreciation (depreciation) on investments	1,798,384	1,725,138	(4,498,590)	5,116,229
Change in Net Assets from Operations	3,086,849	2,508,766	1,301,236	15,145,954

Distributions to Shareholders
From net investment income:
Class A	-	(39,291)	(1,055,133)	(2,456,527)
Class C	-	-	(589,347)	(1,292,950)
Class I	-	(32,438)	(2,692,302)	(5,662,671)
Class Y	-	-	(84,609)	(106,908)
Change in Net Assets from Distributions to Shareholders	-	(71,729)	(4,421,391)	(9,519,056)
Change in Net Assets from Capital Transactions	5,017,316	1,146,030	1,621,083	26,770,493

Total Change in Net Assets	8,104,165	3,583,067	(1,499,072)	32,397,391

Net Assets:
Beginning of period	12,612,669	9,029,602	178,427,921	146,030,530
End of period	$20,716,834	$12,612,669	$176,928,849	$178,427,921
Accumulated Net Investment Income (Loss)	$(14,547)	$-	$221,029	$111,720

See accompanying Notes to Financial Statements.

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Statements of Changes in Net Assets

	Financial Long-Short Fund		Strategic Income Fund
	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (Unaudited)	For the year ended December 31, 2012
Capital Transactions:
Class A
Proceeds from shares sold	$3,824,378	$1,666,721	$5,291,478	$15,180,687
Reinvested distributions	-	30,991	795,483	1,774,383
Payments for shares redeemed	(1,119,543)	(2,199,237)	(7,856,762)	(12,955,470)
Change in Net Assets from Class A Share Transactions	2,704,835	(501,525)	(1,769,801)	3,999,600
Class C
Proceeds from shares sold	526,100	99,295	2,320,938	7,160,477
Reinvested distributions	-	-	314,149	671,544
Payments for shares redeemed	(100,330)	(269,282)	(3,902,800)	(4,635,232)
Change in Net Assets from Class C Share Transactions	425,770	(169,987)	(1,267,713)	3,196,789
Class I
Proceeds from shares sold	5,150,122	2,419,317	10,054,201	28,601,026
Reinvested distributions	-	15,030	2,064,045	4,232,173
Payments for shares redeemed	(3,263,411)	(616,805)	(9,564,053)	(15,733,634)
Change in Net Assets from Class I Share Transactions	1,886,711	1,817,542	2,554,193	17,099,565
Class Y
Proceeds from shares sold	-	-	2,202,786	2,472,263
Reinvested distributions	-	-	78,874	94,167
Payments for shares redeemed	-	-	(177,256)	(91,891)
Change in Net Assets from Class Y Share Transactions	-	-	2,104,404	2,474,539
Change in net assets from capital transactions:	$5,017,316	$1,146,030	$1,621,083	$26,770,493
Share Transactions:
Class A
Issued	240,300	139,712	471,516	1,368,497
Reinvested	-	2,372	71,218	159,937
Redeemed	(73,706)	(180,852)	(701,538)	(1,164,264)
Change in shares outstanding	166,594	(38,768)	(158,804)	364,170
Class C
Issued	34,855	8,707	207,204	646,098
Reinvested	-	-	28,165	60,596
Redeemed	(7,123)	(23,044)	(350,029)	(417,210)
Change in shares outstanding	27,732	(14,337)	(114,660)	289,484
Class I
Issued	325,773	196,951	901,828	2,586,603
Reinvested	-	1,154	185,182	382,142
Redeemed	(202,653)	(51,190)	(854,529)	(1,418,356)
Change in shares outstanding	123,120	146,915	232,481	1,550,389
Class Y
Issued	-	-	195,973	225,420
Reinvested	-	-	7,093	8,501
Redeemed	-	-	(15,829)	(8,407)
Change in shares outstanding	-	-	187,237	225,514
Change in shares	317,446	93,810	146,254	2,429,557

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 39

Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$24.95	0.07	(C)	5.07	5.14
For the year ended December 31, 2012	$23.04	0.07	(C)	2.88	2.95
For the year ended December 31, 2011	$25.80	(0.08)		(1.80)	(1.88)
For the year ended December 31, 2010	$21.31	(0.05)		4.95	4.90
For the year ended December 31, 2009	$16.53	(0.01)		4.79	4.78
For the year ended December 31, 2008	$22.53	0.13		(5.98)	(5.85)

Class C
For the six months ended June 30, 2013 (Unaudited)	$22.94	(0.04	)(C)	4.66	4.62
For the year ended December 31, 2012	$21.34	(0.10	)(C)	2.65	2.55
For the year ended December 31, 2011	$24.14	(0.25)		(1.67)	(1.92)
For the year ended December 31, 2010	$20.12	(0.16)		4.59	4.43
For the year ended December 31, 2009	$15.72	(0.13)		4.53	4.40
For the year ended December 31, 2008	$21.44	(0.01)		(5.68)	(5.69)

Class I
For the six months ended June 30, 2013 (Unaudited)	$25.21	0.10	(C)	5.13	5.23
For the year ended December 31, 2012	$23.27	0.14	(C)	2.90	3.04
For the year ended December 31, 2011	$26.01	(0.01)		(1.82)	(1.83)
For the year ended December 31, 2010	$21.41	-	(F)	5.01	5.01
For the year ended December 31, 2009	$16.55	0.04		4.83	4.87
For the year ended December 31, 2008	$22.57	0.17		(5.97)	(5.80)

Class Y(G)
For the six months ended June 30, 2013 (Unaudited)	$25.20	0.12	(C)	5.13	5.25
For the year ended December 31, 2012	$23.27	0.20	(C)	2.88	3.08

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

-	-	-	$30.09	20.60	%(D)	$486,603	1.32	%(E)	0.47	%(E)	29	%(D)
(0.09)	(0.95)	(1.04)	$24.95	12.88%		$390,371	1.31%		0.30%		13%
-	(0.88)	(0.88)	$23.04	(7.17)%		$431,313	1.33%		(0.32)%		28%
-	(0.41)	(0.41)	$25.80	22.99%		$501,237	1.37%		(0.24)%		35%
-	-	-	$21.31	28.92%		$438,722	1.38%		(0.09)%		47%
(0.12)	(0.03)	(0.15)	$16.53	(25.99)%		$308,832	1.35%		0.75%		47%

-	-	-	$27.56	20.14	%(D)	$37,749	2.07	%(E)	(0.28	)%(E)	29	%(D)
-	(0.95)	(0.95)	$22.94	12.04%		$29,917	2.06%		(0.45)%		13%
-	(0.88)	(0.88)	$21.34	(7.83)%		$31,664	2.08%		(1.07)%		28%
-	(0.41)	(0.41)	$24.14	22.01%		$35,093	2.12%		(0.96)%		35%
-	-	-	$20.12	27.99%		$23,172	2.13%		(0.83)%		47%
-	(0.03)	(0.03)	$15.72	(26.55)%		$16,790	2.11%		(0.03)%		47%

-	-	-	$30.44	20.75	%(D)	$401,273	1.07	%(E)	0.71	%(E)	29	%(D)
(0.15)	(0.95)	(1.10)	$25.21	13.17%		$298,473	1.06%		0.56%		13%
(0.03)	(0.88)	(0.91)	$23.27	(6.91)%		$314,149	1.04%		(0.03)%		28%
-	(0.41)	(0.41)	$26.01	23.39%		$312,295	1.00%		0.20%		35%
(0.01)	-	(0.01)	$21.41	29.43%		$106,561	0.99%		0.30%		47%
(0.19)	(0.03)	(0.22)	$16.55	(25.69)%		$38,967	0.98%		1.17%		47%

-	-	-	$30.45	20.83	%(D)	$71,830	0.92	%(E)	0.86	%(E)	29	%(D)
(0.20)	(0.95)	(1.15)	$25.20	13.34%		$63,439	0.91%		0.82%		13%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 41

Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$13.13	0.04	(C)	2.73	2.77
For the year ended December 31, 2012	$11.71	0.02	(C)	1.78	1.80
For the year ended December 31, 2011	$12.56	-	(F)	(0.53)	(0.53)
For the year ended December 31, 2010	$10.22	(0.04)		2.38	2.34
For the year ended December 31, 2009	$7.26	0.03		2.93	2.96
For the year ended December 31, 2008	$10.50	0.10		(3.25)	(3.15)

Class C
For the six months ended June 30, 2013 (Unaudited)	$12.54	(0.01	)(C)	2.60	2.59
For the year ended December 31, 2012	$11.28	(0.07	)(C)	1.71	1.64
For the year ended December 31, 2011	$12.21	(0.06)		(0.55)	(0.61)
For the year ended December 31, 2010	$10.00	(0.05)		2.26	2.21
For the year ended December 31, 2009	$7.15	(0.04)		2.89	2.85
For the year ended December 31, 2008	$10.40	0.04		(3.22)	(3.18)

Class I
For the six months ended June 30, 2013 (Unaudited)	$13.21	0.06	(C)	2.74	2.80
For the year ended December 31, 2012	$11.78	0.05	(C)	1.80	1.85
For the year ended December 31, 2011	$12.61	0.04		(0.54)	(0.50)
For the year ended December 31, 2010	$10.23	0.02		2.37	2.39
For the year ended December 31, 2009	$7.25	0.04		2.96	3.00
For the year ended December 31, 2008	$10.50	0.13		(3.26)	(3.13)

Class Y(H)
For the six months ended June 30, 2013 (Unaudited)	$13.20	0.08	(C)	2.74	2.82
For the year ended December 31, 2012	$11.78	0.09	(C)	1.77	1.86

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(D)	Not annualized.

See accompanying Notes to Financial Statements.

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

-	-	-	$15.90	21.10	%(D)	$33,219	1.26	%(E)	0.57	%(E)	23	%(D)
-	(F)	(0.38)	(0.38)	$13.13	15.43%	$19,607	1.26%	0.15%	26%
-	(0.32)	(0.32)	$11.71	(4.19)%	$17,461	1.28%	-	%(G)	48%
-	-	(F)	-	(F)	$12.56	23.03%	$17,216	1.32%	(0.17)%	35%
-	-	-	$10.22	40.77%	$8,616	1.33%	0.17%	74%
(0.09)	-	(0.09)	$7.26	(30.01)%	$7,557	1.32%	1.11%	91%

-	-	-	$15.13	20.65	%(D)	$13,027	2.01	%(E)	(0.16	)%(E)	23	%(D)
-	(0.38)	(0.38)	$12.54	14.57%	$9,169	2.01%	(0.59)%	26%
-	(0.32)	(0.32)	$11.28	(4.89)%	$8,110	2.02%	(0.74)%	48%
-	-	(F)	-	(F)	$12.21	22.14%	$7,417	2.07%	(0.90)%	35%
-	-	-	$10.00	39.86%	$4,361	2.08%	(0.59)%	74%
(0.07)	-	(0.07)	$7.15	(30.54)%	$2,920	2.05%	0.48%	91%

-	-	-	$16.01	21.20	%(D)	$87,734	1.01	%(E)	0.82	%(E)	23	%(D)
(0.04)	(0.38)	(0.42)	$13.21	15.74%	$53,514	1.01%	0.42%	26%
(0.01)	(0.32)	(0.33)	$11.78	(3.86)%	$43,485	0.99%	0.29%	48%
(0.01)	-	(F)	(0.01)	$12.61	23.43%	$44,711	0.95%	0.22%	35%
(0.02)	-	(0.02)	$10.23	41.36%	$26,110	0.94%	0.54%	74%
(0.12)	-	(0.12)	$7.25	(29.77)%	$14,815	0.93%	1.49%	91%

-	-	-	$16.02	21.36	%(D)	$69,075	0.86	%(E)	1.06	%(E)	23	%(D)
(0.06)	(0.38)	(0.44)	$13.20	15.84%	$30,940	0.86%	0.68%	26%

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 43

Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$16.54	0.09	(C)	2.94	3.03
For the year ended December 31, 2012	$14.96	0.22	(C)	1.62	1.84
For the year ended December 31, 2011	$14.78	0.18	(C)	0.17	0.35
For the year ended December 31, 2010	$13.62	0.10		1.17	1.27
For the year ended December 31, 2009	$10.47	0.10		3.06	3.16
For the year ended December 31, 2008	$16.25	0.15		(5.69)	(5.54)

Class C
For the six months ended June 30, 2013 (Unaudited)	$15.98	0.02	(C)	2.84	2.86
For the year ended December 31, 2012	$14.46	0.10	(C)	1.56	1.66
For the year ended December 31, 2011	$14.29	0.06		0.16	0.22
For the year ended December 31, 2010	$13.18	0.02		1.09	1.11
For the year ended December 31, 2009	$10.19	0.02		2.97	2.99
For the year ended December 31, 2008	$15.84	0.06		(5.55)	(5.49)

Class I
For the six months ended June 30, 2013 (Unaudited)	$16.61	0.11	(C)	2.95	3.06
For the year ended December 31, 2012	$15.01	0.26	(C)	1.63	1.89
For the year ended December 31, 2011	$14.82	0.22		0.17	0.39
For the year ended December 31, 2010	$13.65	0.13		1.20	1.33
For the year ended December 31, 2009	$10.49	0.11		3.11	3.22
For the year ended December 31, 2008	$16.29	0.23		(5.74)	(5.51)

Class Y(G)
For the six months ended June 30, 2013 (Unaudited)	$16.60	0.12	(C)	2.96	3.08
For the year ended December 31, 2012	$15.01	0.30	(C)	1.62	1.92

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

Page 44	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

-	-	-	$19.57	18.32	%(D)	$749,508	1.06	%(E)	0.94	%(E)	14	%(D)
(0.21)	(0.05)	(0.26)	$16.54	12.29%	$617,407	1.06%	1.37%	28%
(0.17)	-	(0.17)	$14.96	2.35%	$593,124	1.12%	1.19%	16%
(0.11)	-	(0.11)	$14.78	9.29%	$459,659	1.18%	0.90%	16%
(0.01)	-	(0.01)	$13.62	30.21%	$344,456	1.18%	0.91%	31%
(0.14)	(0.10)	(0.24)	$10.47	(34.06)%	$254,688	1.16%	1.23%	28%

-	-	-	$18.84	17.90	%(D)	$40,393	1.81	%(E)	0.19	%(E)	14	%(D)
(0.09)	(0.05)	(0.14)	$15.98	11.49%	$33,305	1.81%	0.62%	28%
(0.05)	-	(0.05)	$14.46	1.55%	$30,465	1.87%	0.45%	16%
-	(F)	-	-	(F)	$14.29	8.45%	$29,274	1.93%	0.15%	16%
-	-	-	$13.18	29.34%	$25,454	1.93%	0.17%	31%
(0.06)	(0.10)	(0.16)	$10.19	(34.64)%	$20,656	1.91%	0.48%	28%

-	-	-	$19.67	18.42	%(D)	$988,345	0.81	%(E)	1.19	%(E)	14	%(D)
(0.24)	(0.05)	(0.29)	$16.61	12.62%	$791,031	0.81%	1.62%	28%
(0.20)	-	(0.20)	$15.01	2.60%	$684,156	0.83%	1.49%	16%
(0.16)	-	(0.16)	$14.82	9.72%	$623,147	0.81%	1.29%	16%
(0.06)	-	(0.06)	$13.65	30.71%	$347,998	0.79%	1.28%	31%
(0.19)	(0.10)	(0.29)	$10.49	(33.82)%	$141,416	0.78%	1.67%	28%

-	-	-	$19.68	18.55	%(D)	$282,990	0.66	%(E)	1.34	%(E)	14	%(D)
(0.28)	(0.05)	(0.33)	$16.60	12.79%	$224,073	0.66%	1.87%	28%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 45

Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$10.45	0.04	(C)	2.38	2.42
For the year ended December 31, 2012	$9.69	0.12	(C)	0.97	1.09
For the year ended December 31, 2011	$9.99	0.08		(0.33)	(0.25)
For the year ended December 31, 2010	$9.02	0.07		0.91	0.98
For the year ended December 31, 2009	$6.82	0.04		2.16	2.20
For the year ended December 31, 2008	$10.61	0.09		(3.55)	(3.46)

Class C
For the six months ended June 30, 2013 (Unaudited)	$10.25	(0.01	)(C)	2.34	2.33
For the year ended December 31, 2012	$9.51	0.04	(C)	0.95	0.99
For the year ended December 31, 2011	$9.83	0.02		(0.34)	(0.32)
For the year ended December 31, 2010	$8.94	(0.01)		0.90	0.89
For the year ended December 31, 2009	$6.78	0.01		2.15	2.16
For the year ended December 31, 2008	$10.56	0.02		(3.55)	(3.53)

Class I
For the six months ended June 30, 2013 (Unaudited)	$10.43	0.05	(C)	2.38	2.43
For the year ended December 31, 2012	$9.68	0.15	(C)	0.96	1.11
For the year ended December 31, 2011	$9.98	0.11		(0.33)	(0.22)
For the year ended December 31, 2010	$9.02	0.07		0.94	1.01
For the year ended December 31, 2009	$6.75	0.05		2.22	2.27
For the year ended December 31, 2008	$10.59	0.11		(3.58)	(3.47)

Class Y(F)
For the six months ended June 30, 2013 (Unaudited)	$10.43	0.06	(C)	2.38	2.44
For the year ended December 31, 2012	$9.68	0.17	(C)	0.96	1.13

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

Page 46	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of gross expenses to average net assets		Portfolio turnover rate(B)

-	-	-	$12.87	23.16	%(D)	$8,271	1.22	%(E)	0.59	%(E)	1.22	%(E)	40	%(D)
(0.08)	(0.25)	(0.33)	$10.45	11.27%		$7,778	1.21%		1.15%		1.21%		38%
(0.05)	-	(0.05)	$9.69	(2.53)%		$8,071	1.23%		0.92%		1.23%		26%
(0.01)	-	(0.01)	$9.99	10.83%		$7,437	1.28%		0.67%		1.28%		18%
-	-	-	$9.02	32.26%		$6,910	1.28%		0.60%		1.28%		57%
(0.08)	(0.25)	(0.33)	$6.82	(32.68)%		$4,030	1.28%		1.10%		1.28%		85%

-	-	-	$12.58	22.73	%(D)	$3,929	1.97	%(E)	(0.18	)%(E)	1.97	%(E)	40	%(D)
-	(0.25)	(0.25)	$10.25	10.44%		$3,271	1.96%		0.41%		1.96%		38%
-	-	-	$9.51	(3.26)%		$3,630	1.98%		0.15%		1.98%		26%
-	-	-	$9.83	9.96%		$4,254	2.03%		(0.08)%		2.03%		18%
-	-	-	$8.94	31.86%		$3,472	2.03%		0.07%		2.03%		57%
-	(0.25)	(0.25)	$6.78	(33.48)%		$3,366	2.01%		0.28%		2.02%		85%

-	-	-	$12.86	23.30	%(D)	$38,278	0.97	%(E)	0.82	%(E)	0.97	%(E)	40	%(D)
(0.11)	(0.25)	(0.36)	$10.43	11.54%		$41,862	0.96%		1.44%		0.96%		38%
(0.08)	-	(0.08)	$9.68	(2.25)%		$34,388	0.95%		1.21%		0.95%		26%
(0.05)	-	(0.05)	$9.98	11.19%		$31,619	0.91%		1.05%		0.91%		18%
-	-	-	$9.02	33.63%		$23,122	0.89%		1.29%		0.89%		57%
(0.12)	(0.25)	(0.37)	$6.75	(32.85)%		$7,489	0.87%		1.58%		0.87%		85%

-	-	-	$12.87	23.39	%(D)	$6,542	0.82	%(E)	0.99	%(E)	0.82	%(E)	40	%(D)
(0.13)	(0.25)	(0.38)	$10.43	11.69%		$5,788	0.81%		1.62%		0.81%		38%

(D)	Not annualized.

(E)	Annualized.

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 47

Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$18.15	-	(C)(D)	2.24	2.24
For the year ended December 31, 2012	$16.75	0.06	(D)	1.36	1.42
For the year ended December 31, 2011	$16.26	0.03	(D)	0.46	0.49
For the year ended December 31, 2010	$16.31	-	(C)	(0.05)	(0.05)
For the year ended December 31, 2009	$13.83	-	(C)	2.48	2.48
For the year ended December 31, 2008	$18.40	0.16		(4.52)	(4.36)

Class C
For the six months ended June 30, 2013 (Unaudited)	$16.93	(0.07	)(D)	2.09	2.02
For the year ended December 31, 2012	$15.72	(0.07	)(D)	1.28	1.21
For the year ended December 31, 2011	$15.37	(0.08	)(D)	0.43	0.35
For the year ended December 31, 2010	$15.54	(0.19)		0.02	(0.17)
For the year ended December 31, 2009	$13.28	(0.12)		2.38	2.26
For the year ended December 31, 2008	$17.65	0.04		(4.32)	(4.28)

Class I
For the six months ended June 30, 2013 (Unaudited)	$18.35	0.02	(D)	2.27	2.29
For the year ended December 31, 2012	$16.93	0.10	(D)	1.38	1.48
For the year ended December 31, 2011	$16.42	0.09	(D)	0.45	0.54
For the year ended December 31, 2010	$16.42	0.04		(0.03)	0.01
For the year ended December 31, 2009	$13.87	0.05		2.50	2.55
For the year ended December 31, 2008	$18.46	0.19		(4.51)	(4.32)

Class Y(H)
For the six months ended June 30, 2013 (Unaudited)	$18.35	0.04	(D)	2.27	2.31
For the year ended December 31, 2012	$16.93	0.14	(D)	1.37	1.51

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Amount is less than $0.005.

(D)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

Page 48	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short	Portfolio turnover rate(B)

-	-	-	$20.39	12.34	%(E)	$668,580	1.66	%(F)	(0.04	)%(F)	1.41	%(F)	15	%(E)
(0.02)	-	(0.02)	$18.15	8.46%	$533,722	1.75%	0.32%	1.41%	39%
-	-	-	$16.75	3.01%	$512,870	1.67%	0.21%	1.43%	50%
-	-	-	$16.26	(0.31)%	$698,670	1.81%	0.01%	1.48%	43%
-	-	-	$16.31	17.93%	$965,382	1.85%	-	%(G)	1.48%	44%
(0.15)	(0.06)	(0.21)	$13.83	(23.65)%	$1,110,982	1.62%	0.95%	1.45%	59%

-	-	-	$18.95	11.93	%(E)	$111,088	2.41	%(F)	(0.78	)%(F)	2.16	%(F)	15	%(E)
-	-	-	$16.93	7.70%	$103,393	2.50%	(0.43)%	2.16%	39%
-	-	-	$15.72	2.28%	$119,850	2.43%	(0.54)%	2.19%	50%
-	-	-	$15.37	(1.09)%	$179,214	2.56%	(0.73)%	2.23%	43%
-	-	-	$15.54	17.02%	$256,445	2.60%	(0.76)%	2.23%	44%
(0.03)	(0.06)	(0.09)	$13.28	(24.26)%	$278,069	2.37%	0.22%	2.20%	59%

-	-	-	$20.64	12.48	%(E)	$1,922,133	1.41	%(F)	0.21	%(F)	1.16	%(F)	15	%(E)
(0.06)	-	(0.06)	$18.35	8.77%	$1,554,623	1.50%	0.58%	1.16%	39%
(0.03)	-	(0.03)	$16.93	3.29%	$1,213,122	1.39%	0.52%	1.15%	50%
(0.01)	-	(0.01)	$16.42	0.03%	$1,045,686	1.46%	0.42%	1.11%	43%
-	(C)	-	-	(C)	$16.42	18.39%	$733,909	1.47%	0.37%	1.10%	44%
(0.21)	(0.06)	(0.27)	$13.87	(23.36)%	$657,662	1.24%	1.33%	1.08%	59%

-	-	-	$20.66	12.59	%(E)	$87,231	1.26	%(F)	0.37	%(F)	1.01	%(F)	15	%(E)
(0.09)	-	(0.09)	$18.35	8.95%	$83,409	1.35%	0.79%	1.01%	39%

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 49

Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(C)	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$18.34	(0.01	)(D)	3.42	3.41
For the year ended December 31, 2012	$16.60	0.02	(D)	1.93	1.95

Class C
For the six months ended June 30, 2013 (Unaudited)	$18.22	(0.07	)(D)	3.39	3.32
For the year ended December 31, 2012	$16.60	(0.09	)(D)	1.90	1.81

Class I
For the six months ended June 30, 2013 (Unaudited)	$18.36	0.02	(D)	3.41	3.43
For the year ended December 31, 2012	$16.60	0.05	(D)	1.95	2.00

Class Y
For the six months ended June 30, 2013 (Unaudited)	$18.36	0.04	(D)	3.42	3.46
For the year ended December 31, 2012	$16.60	0.08	(D)	1.94	2.02

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Inception date of the Fund is December 30, 2011. Fund commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Page 50	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short		Portfolio turnover rate(B)

-	-	-	$21.75	18.59	%(E)	$5,233	1.66	%(F)	(0.07	)%(F)	1.51	%(F)	39	%(E)
(0.02)	(0.19)	(0.21)	$18.34	11.73%		$1,120	1.63%		0.10%		1.53%		35%

-	-	-	$21.54	18.22	%(E)	$284	2.41	%(F)	(0.74	)%(F)	2.26	%(F)	39	%(E)
-	(0.19)	(0.19)	$18.22	10.91%		$148	2.38%		(0.51)%		2.28%		35%

-	-	-	$21.79	18.68	%(E)	$37,832	1.41	%(F)	0.24	%(F)	1.27	%(F)	39	%(E)
(0.05)	(0.19)	(0.24)	$18.36	12.03%		$15,978	1.38%		0.30%		1.28%		35%

-	-	-	$21.82	18.85	%(E)	$14,111	1.26	%(F)	0.38	%(F)	1.12	%(F)	39	%(E)
(0.07)	(0.19)	(0.26)	$18.36	12.17%		$11,572	1.23%		0.45%		1.13%		35%

(D)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 51

Financial Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$13.24	(0.01	)(C)	3.10	3.09
For the year ended December 31, 2012	$10.51	0.06	(C)	2.74	2.80
For the year ended December 31, 2011	$12.18	0.02		(1.65)	(1.63)
For the year ended December 31, 2010	$10.43	0.02		1.73	1.75
For the year ended December 31, 2009	$8.48	0.16	(C)	1.94	2.10
For the year ended December 31, 2008	$16.20	0.45		(7.74)	(7.29)

Class C
For the six months ended June 30, 2013 (Unaudited)	$12.51	(0.06	)(C)	2.93	2.87
For the year ended December 31, 2012	$9.96	(0.02	)(C)	2.57	2.55
For the year ended December 31, 2011	$11.58	(0.07	)(C)	(1.55)	(1.62)
For the year ended December 31, 2010	$9.99	(0.10)		1.69	1.59
For the year ended December 31, 2009	$8.12	0.09	(C)	1.84	1.93
For the year ended December 31, 2008	$15.60	0.21		(7.31)	(7.10)

Class I
For the six months ended June 30, 2013 (Unaudited)	$13.18	(0.01	)(C)	3.12	3.11
For the year ended December 31, 2012	$10.47	0.10	(C)	2.72	2.82
For the year ended December 31, 2011	$12.14	0.07		(1.67)	(1.60)
For the year ended December 31, 2010	$10.37	0.08		1.71	1.79
For the year ended December 31, 2009	$8.43	0.21	(C)	1.92	2.13
For the year ended December 31, 2008	$16.18	0.63		(7.89)	(7.26)

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

Page 52	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000's)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets, excluding expenses and fees on securities sold short		Portfolio turnover rate(B)

-	-	-	$16.33	23.34	%(D)	$12,422	1.73	%(E)	(0.18	)%(E)	1.52	%(E)	46	%(D)
(0.07)	-	(0.07)	$13.24	26.62%		$7,862	1.76%		0.49%		1.56%		58%
(0.04)	-	(0.04)	$10.51	(13.39)%		$6,650	1.66%		0.14%		1.54%		52%
-	-	-	$12.18	16.78%		$8,543	1.71%		0.09%		1.56%		60%
(0.15)	-	(0.15)	$10.43	24.73%		$8,053	1.77%		1.92%		1.58%		85%
(0.42)	(0.01)	(0.43)	$8.48	(44.98)%		$7,596	1.85%		2.37%		1.56%		74%

-	-	-	$15.38	22.94	%(D)	$1,434	2.48	%(E)	(0.90	)%(E)	2.27	%(E)	46	%(D)
-	-	-	$12.51	25.60%		$820	2.51%		(0.20)%		2.31%		58%
-	-	-	$9.96	(13.99)%		$795	2.41%		(0.60)%		2.29%		52%
-	-	-	$11.58	15.92%		$1,381	2.46%		(0.66)%		2.31%		60%
(0.06)	-	(0.06)	$9.99	23.81%		$1,295	2.52%		1.17%		2.35%		85%
(0.37)	(0.01)	(0.38)	$8.12	(45.49)%		$1,866	2.58%		1.76%		2.30%		74%

-	-	-	$16.29	23.60	%(D)	$6,861	1.48	%(E)	(0.07	)%(E)	1.27	%(E)	46	%(D)
(0.11)	-	(0.11)	$13.18	26.94%		$3,931	1.51%		0.85%		1.31%		58%
(0.07)	-	(0.07)	$10.47	(13.21)%		$1,584	1.37%		0.47%		1.25%		52%
(0.02)	-	(0.02)	$12.14	17.29%		$1,873	1.34%		0.45%		1.19%		60%
(0.19)	-	(0.19)	$10.37	25.31%		$671	1.38%		2.45%		1.19%		85%
(0.48)	(0.01)	(0.49)	$8.43	(44.79)%		$709	1.47%		2.80%		1.18%		74%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 53

Strategic Income Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Strategic Income Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2013 (Unaudited)	$11.18	0.29	(C)	(0.20)	0.09
For the year ended December 31, 2012	$10.79	0.62	(C)	0.39	1.01
For the year ended December 31, 2011	$10.86	0.65		(0.09)	0.56
For the year ended December 31, 2010	$10.15	0.64		0.69	1.33
For the year ended December 31, 2009	$8.28	0.69		1.86	2.55
For the year ended December 31, 2008	$10.41	0.71		(2.19)	(1.48)

Class C
For the six months ended June 30, 2013 (Unaudited)	$11.17	0.24	(C)	(0.20)	0.04
For the year ended December 31, 2012	$10.78	0.53	(C)	0.40	0.93
For the year ended December 31, 2011	$10.85	0.56		(0.08)	0.48
For the year ended December 31, 2010	$10.15	0.54		0.70	1.24
For the year ended December 31, 2009	$8.27	0.58		1.91	2.49
For the year ended December 31, 2008	$10.41	0.65		(2.21)	1.56

Class I
For the six months ended June 30, 2013 (Unaudited)	$11.16	0.30	(C)	(0.20)	0.10
For the year ended December 31, 2012	$10.77	0.64	(C)	0.40	1.04
For the year ended December 31, 2011	$10.84	0.67		(0.08)	0.59
For the year ended December 31, 2010	$10.13	0.64		0.72	1.36
For the year ended December 31, 2009	$8.26	0.73		1.85	2.58
For the year ended December 31, 2008	$10.40	0.70		(2.15)	(1.45)

Class Y(F)
For the six months ended June 30, 2013 (Unaudited)	$11.15	0.30	(C)	(0.19)	0.11
For the year ended December 31, 2012	$10.77	0.66		0.38	1.04

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

Page 54	Diamond Hill Funds Semi-Annual Report June 30, 2013

Dividends from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of gross expenses to average net assets		Portfolio turnover rate(B)

(0.28)	-	(0.28)	$10.99	0.78	%(D)	$41,857	1.02	%(E)	5.13	%(E)	1.02	%(E)	26	%(D)
(0.62)	-	(0.62)	$11.18	9.55%		$44,374	1.02%		5.57%		1.02%		33%
(0.63)	-	(0.63)	$10.79	5.21%		$38,895	1.02%		5.80%		1.02%		36%
(0.62)	-	(0.62)	$10.86	13.33%		$42,360	1.06%		5.81%		1.06%		68%
(0.68)	-	(0.68)	$10.15	32.13%		$41,048	1.08%		7.64%		1.08%		83%
(0.64)	(0.01)	(0.65)	$8.28	(14.79)%		$31,268	1.06%		6.60%		1.06%		95%

(0.24)	-	(0.24)	$10.97	0.33	%(D)	$26,054	1.77	%(E)	4.38	%(E)	1.77	%(E)	26	%(D)
(0.54)	-	(0.54)	$11.17	8.76%		$27,801	1.77%		4.81%		1.77%		33%
(0.55)	-	(0.55)	$10.78	4.48%		$23,717	1.77%		5.06%		1.77%		36%
(0.54)	-	(0.54)	$10.85	12.39%		$24,264	1.81%		5.06%		1.81%		68%
(0.61)	-	(0.61)	$10.15	31.34%		$22,120	1.83%		6.88%		1.83%		83%
(0.57)	(0.01)	(0.58)	$8.27	(15.51)%		$14,730	1.80%		5.87%		1.81%		95%

(0.29)	-	(0.29)	$10.97	0.89	%(D)	$104,493	0.77	%(E)	5.38	%(E)	0.77	%(E)	26	%(D)
(0.65)	-	(0.65)	$11.16	9.83%		$103,738	0.77%		5.81%		0.77%		33%
(0.66)	-	(0.66)	$10.77	5.53%		$83,418	0.73%		6.10%		0.73%		36%
(0.65)	-	(0.65)	$10.84	13.77%		$76,893	0.69%		6.18%		0.69%		68%
(0.71)	-	(0.71)	$10.13	32.69%		$64,407	0.69%		8.05%		0.69%		83%
(0.68)	(0.01)	(0.69)	$8.26	(14.55)%		$50,185	0.67%		7.05%		0.68%		95%

(0.30)	-	(0.30)	$10.96	0.95	%(D)	$4,525	0.62	%(E)	5.50	%(E)	0.62	%(E)	26	%(D)
(0.66)	-	(0.66)	$11.15	9.90%		$2,515	0.62%		5.95%		0.62%		33%

(D)	Not annualized.

(E)	Annualized.

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering and investment operations on January 3, 2012.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 55

Diamond Hill Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Page 56	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of June 30, 2013 based on input levels assigned at December 31, 2012.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 57

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$845,413,934	$-	$-
Registered Investment Companies	329,773,413	-	-

Total	1,175,187,347	-	-
Small-Mid Cap Fund
Common Stocks*	184,635,052	-	-
Registered Investment Companies	60,611,206	-	-

Total	245,246,258	-	-
Large Cap Fund
Common Stocks*	2,046,053,108	-	-
Registered Investment Companies	162,660,498	-	-

Total	2,208,713,606	-	-
Select Fund
Common Stocks*	53,012,449	-	-
Registered Investment Companies	8,369,407	-	-

Total	61,381,856	-	-
Long-Short Fund
Common Stocks*	2,220,095,162	-	-
Registered Investment Companies	706,042,375	-	-

Total	2,926,137,538	-	-

Page 58	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Research Opportunities Fund
Common Stocks*	$41,905,054	$-	$-
Registered Investment Companies	16,448,503	-	-

Total	58,353,557	-	-
Financial Long-Short Fund
Preferred Stock*	152,171	-	-
Common Stocks*	16,739,400	-	-
Registered Investment Companies	4,705,980	-	-

Total	21,597,551	-	-
Strategic Income Fund
Collateralized Debt Obligations	-	770,096	-
Preferred Stock*^	-	-	-
Corporate Bonds	-	169,306,220	-
Registered Investment Companies	20,126,802	-	-

Total	20,126,802	170,076,316	-

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(557,905,452)	-	-
Exchange Traded Fund	(53,427,312)	-	-

Total	(611,332,764)	-	-
Research Opportunities Fund
Common Stocks*	(5,845,658)	-	-
Financial Long-Short Fund
Common Stocks*	(1,768,504)	-	-

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

^	Security has zero value and is considered Level 3.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 59

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Brokers” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income plus any costs and other charges incurred by each Fund with Citibank to be paid as credits.

As of June 30, 2013, the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$165,591,202	$171,205,985
Small-Mid Cap Fund	38,660,712	40,095,126
Large Cap Fund	138,535,333	142,762,205
Select Fund	3,819,638	3,980,775
Long-Short Fund	181,817,214	186,876,182
Research Opportunities Fund	5,431,919	5,605,205
Financial Long-Short Fund	655,753	687,831
Strategic Income Fund	11,686,996	12,222,838

Page 60	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 61

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Investment Transactions

For the six months ended June 30, 2013, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$227,648,127	$247,476,049
Small-Mid Cap Fund	85,146,888	32,688,322
Large Cap Fund	349,805,334	266,018,031
Select Fund	22,947,004	40,262,790
Long-Short Fund	320,361,871	571,250,734
Research Opportunities Fund	19,734,171	11,966,565
Financial Long-Short Fund	7,893,409	6,142,593
Strategic Income Fund	49,270,183	44,239,326

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. No portion of the commissions paid during the year was used to purchase so-called “soft

Page 62	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

dollar” services as defined in Section 28(e) of the Securities Exchange Act of 1934. The Funds paid the following commissions during the six months ended June 30, 2013:

	Total Commissions	Total Commissions Used to Pay for Soft Dollars Services	Commissions as a % of Average Net Assets
Small Cap Fund	$350,660	$-	0.04%
Small-Mid Cap Fund	83,206	-	0.05%
Large Cap Fund	353,342	-	0.02%
Select Fund	49,291	-	0.08%
Long-Short Fund	638,940	-	0.02%
Research Opportunities Fund	17,923	-	0.05%
Financial Long-Short Fund	9,399	-	0.06%

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under a management agreement that provides for fees to be paid at an annual rate of 0.80%, 0.75%, 0.55%, 0.70%, 0.90%, 1.00%, 1.00% and 0.50% of the Fund’s average daily net assets, respectively. The advisory agreement is subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.25% for Class A Shares, Class C Shares and Class I Shares and 0.10% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, fund accounting, custody, brokerage, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, Inc. (“Distributor”), an affiliate of DHCM. Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 63

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$10,760
Small-Mid Cap Fund	2,946
Large Cap Fund	8,519
Select Fund	58
Long-Short Fund	14,600
Financial Long-Short Fund	1,429
Strategic Income Fund	765

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2013 as follows:

Small Cap Fund	$257
Small-Mid Cap Fund	158
Large Cap Fund	220
Select Fund	32
Long-Short Fund	378
Strategic Income Fund	1,535

Certain Officers of the Trust are affiliated with DHCM or the Distributor. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Collectively, the Independent Trustees were paid $127,000 in fees during the six months ended June 30, 2013.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Page 64	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets, as items such as short-term capital gains are treated as ordinary income for tax purposes.

The tax character of distributions paid during 2012 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Distributions paid from:
Ordinary income	$7,263,992	$976,848	$23,129,461	$689,102
Long-term capital gains	25,096,758	2,481,099	4,604,714	1,238,608

Total distributions	$32,360,750	$3,457,947	$27,734,175	$1,927,710

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Distributions paid from:
Ordinary income	$6,309,034	$79,646	$71,729	$9,519,056
Long-term capital gains	—	297,362	—	—

Total distributions	$6,309,034	$377,008	$71,729	$9,519,056

The following information is computed on a tax basis for each item as of December 31, 2012:

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Tax cost of portfolio investments	$774,929,542	$114,469,108	$1,687,090,336	$60,858,375

Gross unrealized appreciation	145,913,883	15,577,910	238,452,944	7,011,015
Gross unrealized depreciation	(29,704,350)	(362,595)	(6,470,270)	(768,369)

Net unrealized appreciation	116,209,533	15,215,315	231,982,674	6,242,646
Undistributed ordinary income	—	21,078	3,377,654	481,483
Undistributed capital gains	—	11,067	—	—
Qualified Late Year Capital Losses deferred	(110,649)	—	—	—

Accumulated earnings	$116,098,884	$15,247,460	$235,360,328	$6,724,129

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 65

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Tax cost of portfolio investments	$1,665,507,211	$25,211,068	$9,360,333	$174,359,914

Gross unrealized appreciation	352,840,458	3,175,319	1,647,175	9,324,833
Gross unrealized depreciation	(75,457,018)	(606,761)	(239,014)	(2,369,030)

Net unrealized appreciation (depreciation)	277,383,440	2,568,558	1,408,161	6,955,803
Undistributed ordinary income	9,627,549	1	—	141,701
Capital loss carryforwards	(482,694,492)	—	(13,181,605)	(16,439,277)
Qualified Late Year Capital Losses deferred	—	—	(29,438)	(481,824)

Accumulated earnings (deficit)	$(195,683,503)	$2,568,559	$(11,802,882)	$(9,823,597)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the latest tax year ended December 31, 2012, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expire. As of June 30, all CLCFs were subject to expiration.

CLCFs subject to expiration:

	Amount	Expires December 31,
Long-Short Fund	$413,517,395	2017
	69,177,097	2018

	$482,694,492

Financial Long-Short Fund	$6,641,477	2016
	6,540,128	2017

	$13,181,605

Strategic Income Fund	$11,167,423	2016
	5,271,854	2017

	$16,439,277

As of the latest tax year ended December 31, 2012, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund utilized $61,958,289, $488,344, $105,488,091, $653,866 and $970,808, respectively, of CLCFs.

Page 66	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Funds also elected to defer until their subsequent tax year capital losses incurred after October 31, 2012. The CLCFs and “Qualified Late Year Capital Losses” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net CLCFs will be determined at the end of the current tax year.

As of June 30, 2013, the Funds’ federal tax cost of investment securities and net unrealized appreciation (depreciation) were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$962,597,599	$227,765,368	$(15,175,620)	$212,589,748
Small-Mid Cap Fund	212,292,510	34,025,178	(1,071,430)	32,953,748
Large Cap Fund	1,739,785,087	478,962,884	(10,034,365)	468,928,519
Select Fund	50,323,442	12,077,634	(1,019,220)	11,058,414
Long-Short Fund	2,321,113,946	613,910,848	(8,887,256)	605,023,592
Research Opportunities Fund	51,990,936	6,604,561	(241,940)	6,362,621
Financial Long-Short Fund	18,005,416	3,772,485	(180,350)	3,592,135
Strategic Income Fund	187,745,140	5,689,397	(3,231,419)	2,457,978

In-kind Transactions

During the year ended December 31, 2012, the Large Cap Fund received securities in lieu of cash for shareholder subscriptions. The value of the subscription was as follows:

Date	Subscription	Securities	Cash	Class Y Shares Issued
April 9, 2012	$2,786,568	$2,716,322	$70,248	173,402

Subsequent Events

The Funds evaluated events from June 30, 2013 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 67

Diamond Hill Funds

Other Items

June 30, 2013

(Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreements

The Trustees of Diamond Hill Funds (the “Trust”), considered a broad range of information specifically requested and relating to its consideration of the continuance of the investment advisory agreement at regularly scheduled meetings on April 17, 2013 and May 23, 2013, and by a unanimous vote, approved the Management Agreement between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreement (“investment advisory agreement”):

a)	Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, including the services provided thereunder, the fee rates, fees paid and expenses assumed. They also considered the Adviser’s investment philosophy and overall reputation, integrity and commitment to providing high quality service to the Funds. The Trustees noted the qualifications of the investment staff and that the Adviser continued to invest significant resources in its investment team, by growing its research team to 21 associates over the last seven years to help enhance the delivery of portfolio management services to the Funds. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel.

Page 68	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Other Items

June 30, 2013

(Unaudited) Continued

In evaluating the performance of each Fund, the Trustees reviewed each Fund’s absolute performance, performance relative to its passive benchmark, and performance relative to its peer group as of March 31, 2013, noting that for the five year trailing period, three of the seven funds outperformed their benchmarks, four Funds ranked in the 1st or 2nd quartile of their respective peer groups and three ranked in the 3rd quartile of their respective peer groups. The Research Opportunities Fund, which does not yet have five-year performance information, underperformed its benchmark by only 0.71% for the trailing three year performance period and ranked in the 2nd quartile of its peer group. The Trustees also reviewed and considered trailing five year investment results as of each previous calendar year end, noting that in general each fund has achieved adequate returns over the various five year periods. In addition, the Trustees discussed the methodology for selecting funds to be included in each Fund’s respective peer group and the appropriateness of the benchmarks against which fund performance is measured.

b) Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rates applicable to the funds under the investment advisory agreement as of March 31, 2013 were below the average and median rates of funds within each Fund’s respective peer group.

c)	Reasonableness of Total Expenses. The Trustees noted that the total expenses of each class of shares of each of the Funds generally were at or below the average and median total expenses of funds within each Fund’s respective peer group. The total expenses of Class I shares of the Small-Mid Cap Fund and Class C shares of the Select Fund were below the average of the peer group, but above the median, while Class I shares of the Select Fund were slightly above both the average and median for the peer group.

d)	Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Trustees reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided. With limited exceptions, investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges to its other similarly managed accounts (i.e. hedge funds and separate accounts).

e)

Profitability. The Trustees noted the reasonableness of each Fund’s profitability to the Adviser, including the Adviser’s methodology for calculating its profitability. The Trustees noted that the Adviser also is the administrator to the Funds (under the Administration Agreement) and the Trustees reviewed a separate profitability analysis relating to the administrative services provided to the funds. The Trustees concluded that the Adviser’s pre-tax profit margin under the investment advisory

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 69

Diamond Hill Funds

Other Items

June 30, 2013

(Unaudited) Continued

agreement and the Administration Agreement represented a fair and entrepreneurial profit for managing the Funds.

f)	Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. They noted that while many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. The Trustees considered that rather than instituting breakpoints, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the fund’s assets and attempt to fulfill its responsibility to add value to existing investors accounts. The Trustees also noted the Adviser has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of the economies of scale.

g)	Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with the Funds, including the ability to negotiate favorable commissions rates and have access to research that benefits all of the Adviser’s clients and the ability to serve as sub-adviser to other mutual funds. The Trustees noted that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees noted that affiliates of the Adviser also have the ability to leverage these administrative services to other non-affiliated funds. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as independent trustees under the Investment Company Act of 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the agreements was in the best interest of each Fund and its shareholders.

Page 70	Diamond Hill Funds Semi-Annual Report June 30, 2013

Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investments at Beginning of Period

(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2013 and held for the entire period from January 1, 2013 through June 30, 2013.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,206.00	1,018.25	7.22	6.61	1.32
Class C	1,000.00	1,000.00	1,201.40	1,014.53	11.30	10.34	2.07
Class I	1,000.00	1,000.00	1,207.50	1,019.49	5.86	5.36	1.07
Class Y	1,000.00	1,000.00	1,208.30	1,020.23	5.04	4.61	0.92
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,211.00	1,018.55	6.91	6.31	1.26
Class C	1,000.00	1,000.00	1,206.50	1,014.83	11.00	10.04	2.01
Class I	1,000.00	1,000.00	1,212.00	1,019.79	5.54	5.06	1.01
Class Y	1,000.00	1,000.00	1,213.60	1,020.53	4.72	4.31	0.86

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 71

Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investments at Beginning of Period

(Unaudited) Continued

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Class A	1,000.00	1,000.00	1,183.20	1,019.54	5.74	5.31	1.06
Class C	1,000.00	1,000.00	1,179.00	1,015.82	9.78	9.05	1.81
Class I	1,000.00	1,000.00	1,184.20	1,020.78	4.39	4.06	0.81
Class Y	1,000.00	1,000.00	1,185.50	1,021.52	3.58	3.31	0.66
Select Fund
Class A	1,000.00	1,000.00	1,231.60	1,018.74	6.75	6.11	1.22
Class C	1,000.00	1,000.00	1,227.30	1,015.03	10.88	9.84	1.97
Class I	1,000.00	1,000.00	1,233.00	1,019.98	5.37	4.86	0.97
Class Y	1,000.00	1,000.00	1,233.90	1,020.73	4.54	4.11	0.82
Long-Short Fund
Class A	1,000.00	1,000.00	1,123.40	1,016.56	8.74	8.30	1.66
Class C	1,000.00	1,000.00	1,119.30	1,012.84	12.66	12.03	2.41
Class I	1,000.00	1,000.00	1,124.80	1,017.80	7.43	7.05	1.41
Class Y	1,000.00	1,000.00	1,125.90	1,018.55	6.64	6.31	1.26
Research Opportunities Fund
Class A	1,000.00	1,000.00	1,185.90	1,016.56	9.00	8.30	1.66
Class C	1,000.00	1,000.00	1,182.20	1,012.84	13.04	12.03	2.41
Class I	1,000.00	1,000.00	1,186.80	1,017.80	7.65	7.05	1.41
Class Y	1,000.00	1,000.00	1,188.50	1,018.55	6.84	6.31	1.26
Financial Long-Short Fund
Class A	1,000.00	1,000.00	1,233.40	1,016.22	9.58	8.65	1.73
Class C	1,000.00	1,000.00	1,229.40	1,012.50	13.71	12.37	2.48
Class I	1,000.00	1,000.00	1,236.00	1,017.46	8.21	7.40	1.48
Strategic Income Fund
Class A	1,000.00	1,000.00	1,007.80	1,019.74	5.08	5.11	1.02
Class C	1,000.00	1,000.00	1,003.30	1,016.02	8.79	8.85	1.77
Class I	1,000.00	1,000.00	1,008.90	1,020.98	3.84	3.86	0.77
Class Y	1,000.00	1,000.00	1,009.50	1,021.72	3.09	3.11	0.62

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Page 72	Diamond Hill Funds Semi-Annual Report June 30, 2013

NOTICE OF PRIVACY POLICY FOR DIAMOND HILL FUNDS

We value you as a shareholder and take your personal privacy seriously. In order to enhance our ability to provide you with the best service possible, Diamond Hill Funds (referred to as “we” or “us” or the “Funds”) collect, use and share certain information about you. This policy explains what information we collect and with whom we share it. The practices described in this policy are applicable to all customers, including prospective, current and former customers. The policy also explains how we protect the security and confidentiality of certain customer information.

SAFEGUARDING PRIVACY

Diamond Hill Funds maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information. In addition, we require service providers to the Funds to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers and to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal customer information.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms, such as your name, address, date of birth, social security number and investment information;

•	Information about your transactions and experiences with us, such as your account balance, transaction history and investment selections; and

•	Information you supply in written, telephonic or electronic communications with the Funds or service providers to the Funds.

INFORMATION WE SHARE

We may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. We also may disclose non-public personal information as otherwise permitted by law.

QUESTIONS?

Questions regarding this policy may be directed to: 888-226-5595

Diamond Hill Funds Semi-Annual Report June 30, 2013	Page 73

325 John H. McConnell Blvd., Suite 200

Columbus, Ohio 43215

614.255.3333

www.diamond-hill.com

Investment Adviser

Diamond Hill Capital Management, Inc.

Distributor

BHIL Distributors, Inc.

For additional information, call:

Diamond Hill Funds

TOLL FREE 888.226.5595

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date August 30, 2013

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date August 30, 2013